UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23344 and 811-23343

Name of Fund: BlackRock Funds VI

            BlackRock CoreAlpha Bond Fund

      Master Investment Portfolio II

            CoreAlpha Bond Master Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds VI and Master Investment Portfolio II, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2020

Date of reporting period: 06/30/2020

Item 1 – Report to Stockholders

JUNE 30, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock Funds VI

•	BlackRock CoreAlpha Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The last 12 months have been a time of sudden change in global financial markets, as a long period of growth and positive returns was interrupted in early 2020 by the emergence and spread of the coronavirus. For the first part of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, leading countries around the world took economically disruptive countermeasures, causing equity prices to fall sharply. While markets have since recovered some of these losses as countries around the world begin reopening, there is still significant uncertainty surrounding the course of the pandemic, and an uptick in U.S. infection rates caused concern late in the reporting period.

Returns for most securities were robust for the first part of the reporting period, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that had characterized this economic cycle. However, once stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off and unemployment claims spiked. With large portions of the global economy on hold, all types of international equities ended the 12-month reporting period with negative performance, while in the United States large-capitalization stocks, which investors saw as more resilient than smaller companies, delivered solid returns.

The performance of different types of fixed-income securities diverged substantially due to a reduced investor appetite for risk. Treasuries benefited from the risk-off environment, and posted healthy returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) fell to an all-time low. Investment-grade corporate bonds also delivered a solid return, while high-yield corporate returns were flat due to credit concerns.

The U.S. Federal Reserve (the “Fed”) reduced interest rates three times in 2019, to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also announced a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruption has clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue once the impact of the outbreak subsides. Several risks remain, however, including a potential resurgence of the virus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities throughout the credit market. We believe that both U.S. Treasuries and sustainable investments can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for a cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2020
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(3.08)%	7.51%
U.S. small cap equities (Russell 2000® Index)	(12.98)	(6.63)
International equities (MSCI Europe, Australasia, Far East Index)	(11.34)	(5.13)
Emerging market equities (MSCI Emerging Markets Index)	(9.78)	(3.39)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.60	1.63
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	12.68	14.21
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	6.14	8.74
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.97	4.23
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(3.83)	0.00
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Information as of June 30, 2020 (continued)	BlackRock CoreAlpha Bond Fund

Investment Objective

BlackRock CoreAlpha Bond Fund’s (the “Fund”) investment objective is to seek to provide a combination of income and capital growth.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2020, all of the Fund’s share classes outperformed the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”), except for its Investor C Shares, which underperformed.

The Fund invests all of its assets in the CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

What factors influenced performance?

During the period, the Master Portfolio’s credit security selection was the primary contributor to performance, particularly within the information technology, consumer non-cyclical and energy sectors. Global interest rate strategies also added to performance, primarily due to the Master Portfolio’s long Canada and U.S. positions, versus its short positions in the European markets and Australia. Lastly, U.S. rate strategies were additive due to the Master Portfolio’s Treasury auction strategies.

The Master Portfolio’s asset allocation was the primary detractor from returns, due to overweight positions to securitized assets and investment grade corporate credit, particularly an overweight to short maturities, which detracted primarily in the first quarter as the segment was negatively impacted by investors seeking liquidity.

The Master Portfolio held derivatives, primarily through futures contracts, during the period. The Master Portfolio’s use of derivatives had a positive impact on performance.

By period end, the Master Portfolio held a small portion of its assets in cash committed for pending transactions, which did not have a material impact on returns.

Describe recent portfolio activity.

Over the six-month period, particularly during the second quarter of 2020, the Master Portfolio added high quality “carry” assets (i.e., low risk, income-generating assets) opportunistically in sectors where the investment adviser saw attractive valuations. The Master Portfolio also increased exposure to investment grade corporate credit, mortgage-backed securities and the securitized sector in general, while maintaining a neutral stance in high yield corporate bonds relative to strategic targets on the view that default risk for the sector has increased.

Describe portfolio positioning at period end.

The Master Portfolio remained underweight in U.S. Treasury securities. Within spread sectors, the Master Portfolio was overweight in investment grade corporate credit but slightly trimmed that overweight over the period. The Master Portfolio was also overweight agency mortgage-backed securities and asset-backed securities, with an underweight in energy.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of June 30, 2020 (continued)	BlackRock CoreAlpha Bond Fund

Performance Summary for the Period Ended June 30, 2020

				Average Annual Total Returns (a)(b)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	1.75%	1.74%	6.56%	9.08%	N/A	4.56%	N/A	4.07%	N/A
Investor A	1.45	1.44	6.42	8.81	4.46%	4.23	3.38%	3.74	3.32%
Investor C	0.77	0.77	5.94	7.91	6.91	3.45	3.45	2.97	2.97
Class K	1.80	1.75	6.48	9.03	N/A	4.61	N/A	4.11	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (c)	—	—	6.14	8.74	N/A	4.30	N/A	3.82	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests, under normal circumstances, at least 80% the value of the Master Portfolio’s net assets, plus the amount of any borrowing for investment purposes, in bonds. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock CoreAlpha Bond Fund (the “Predecessor Fund”), a series of BlackRock Funds III, through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.

(c)

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,065.60	$1.44	$1,000.00	$1,023.47	$1.41	0.28%
Investor A	1,000.00	1,064.20	2.72	1,000.00	1,022.23	2.66	0.53
Investor C	1,000.00	1,059.40	6.55	1,000.00	1,018.50	6.42	1.28
Class K	1,000.00	1,064.80	1.18	1,000.00	1,023.72	1.16	0.23

(a)

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses are calculated.

FUND INFORMATION	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years.

Prior to February 28, 2011 for Institutional Shares, April 30, 2012 for Investor A and Investor C Shares and March 28, 2016 for Class K Shares, the performance of the classes is based on the returns of a series of Master Investment Portfolio, adjusted to reflect the estimated annual fund fees and operating expenses of each respective share class of the Predecessor Fund.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. With respect to the Fund’s contractual waiver, the Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/ or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown on page 5 (which is based on a hypothetical investment of $1,000 invested on January 1, 2020 and held through June 30, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

June 30, 2020

BlackRock CoreAlpha Bond Fund

ASSETS
Investments at value — Master Portfolio	$1,745,216,908
Receivables:
Capital shares sold	843,975
From the Administrator	4,235
Investment advisor	2,730
Withdrawals from the Master Portfolio	40,449,029

Total assets	1,786,516,877

LIABILITIES
Payables:
Administration fees	207,625
Capital shares redeemed	41,293,004
Income dividend distributions	142,827
Other accrued expenses	4,804
Service and distribution fees	103,163

Total liabilities	41,751,423

NET ASSETS	$1,744,765,454

NET ASSETS CONSIST OF
Paid-in capital	$1,629,543,177
Accumulated earnings	115,222,277

NET ASSETS	$1,744,765,454

NET ASSET VALUE
Institutional — Based on net assets of $1,190,167,877 and 107,358,772 shares outstanding, unlimited shares authorized, no par value	$11.09

Investor A — Based on net assets of $513,996,523 and 46,365,314 shares outstanding, unlimited shares authorized, no par value	$11.09

Investor C — Based on net assets of $1,056,362 and 95,231 shares outstanding, unlimited shares authorized, no par value	$11.09

Class K — Based on net assets of $39,544,692 and 3,565,060 shares outstanding, unlimited shares authorized, no par value	$11.09

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statement of Operations  (unaudited)

Six Months Ended June 30, 2020

BlackRock CoreAlpha Bond Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — affiliated	$541,680
Interest — unaffiliated	23,626,777
Securities lending income — affiliated — net	141,778
Foreign taxes withheld	(539)
Expenses	(1,958,871)
Fees waived	58,117

Total investment income	22,408,942

FUND EXPENSES
Service and distribution — class specific	627,895
Administration — class specific	409,604
Professional	5,464
Miscellaneous	3,655

Total expenses	1,046,618
Less fees waived and/or reimbursed by the Administrator	(13,563)

Total expenses after fees waived and/or reimbursed	1,033,055

Net investment income	21,375,887

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Futures contracts	27,802,782
Forward foreign currency exchange contracts	295,162
Foreign currency transactions	(935,883)
Investments — affiliated	71,782
Investments — unaffiliated	19,393,989
Swaps	6,673,955

53,301,787

Net change in unrealized appreciation (depreciation) on:
Futures contracts	4,935,021
Forward foreign currency exchange contracts	46,152
Foreign currency translations	169,156
Investments — affiliated	144,847
Investments — unaffiliated	27,793,221
Swaps	(561,258)

32,527,139

Net realized and unrealized gain	85,828,926

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$107,204,813

See notes to financial statements.

8	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock CoreAlpha Bond Fund
	Six Months Ended 06/30/20 (unaudited)	Year Ended 12/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$21,375,887	$40,163,143
Net realized gain	53,301,787	34,539,089
Net change in unrealized appreciation (depreciation)	32,527,139	45,230,213

Net increase in net assets resulting from operations	107,204,813	119,932,445

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(14,090,264)	(39,306,796)
Investor A	(5,755,996)	(18,099,141)
Investor C	(4,072)	(4,536)
Class K	(421,318)	(158,787)

Decrease in net assets resulting from distributions to shareholders	(20,271,650)	(57,569,260)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,066,283	364,882,785

NET ASSETS
Total increase in net assets	91,999,446	427,245,970
Beginning of period	1,652,766,008	1,225,520,038

End of period	$1,744,765,454	$1,652,766,008

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund

	Institutional
	Six Months Ended 06/30/20 (unaudited)		Year Ended December 31,
			2019	2018		2017	2016	2015

Net asset value, beginning of period	$10.54		$10.02	$10.35		$10.22	$10.32	$10.57

Net investment income(a)	0.14		0.32	0.31		0.25	0.24	0.26
Net realized and unrealized gain (loss)	0.55		0.64	(0.34)		0.17	0.01	(0.20)

Net increase (decrease) from investment operations	0.69		0.96	(0.03)		0.42	0.25	0.06

Distributions(b)
From net investment income	(0.14)		(0.32)	(0.30)		(0.25)	(0.22)	(0.25)
From net realized gain	—		(0.12)	(0.00	)(c)	—	(0.12)	(0.06)
From return of capital	—		—	—		(0.04)	(0.01)	—

Total distributions	(0.14)		(0.44)	(0.30)		(0.29)	(0.35)	(0.31)

Net asset value, end of period	$11.09		$10.54	$10.02		$10.35	$10.22	$10.32

Total Return(d)
Based on net asset value	6.56	%(e)	9.62%	(0.18)%		4.19%	2.37%	0.48%

Ratios to Average Net Assets(f)(g)
Total expenses	0.28	%(h)	0.29%	0.37	%(i)	0.35%	0.35%	0.35%

Total expenses after fees waived and/or reimbursed	0.28	%(h)	0.28%	0.35	%(i)	0.34%	0.35%	0.35%

Net investment income	2.69	%(h)	3.02%	3.14%		2.44%	2.24%	2.48%

Supplemental Data
Net assets, end of period (000)	$1,190,168		$1,121,106	$791,197		$496,618	$345,259	$236,267

Portfolio turnover rate of the Master Portfolio(j)	207%		263%	331%		515%	677%	612%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/20 (unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Allocated fees waived	0.01%	0.01%	0.02%	0.02%	0.01%	0.01%
Investments in underlying funds	—%	0.01%	0.02%	0.02%	—%	—%

(h)	Annualized.
(i)

Includes reorganization and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.33% and 0.31%, respectively.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/20 (unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Portfolio turnover rate (excluding MDRs)	133%	166%	189%	322%	459%	540%

See notes to financial statements.

10	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund (continued)

	Investor A
	Six Months Ended 06/30/20 (unaudited)		Year Ended December 31,
			2019	2018		2017	2016	2015

Net asset value, beginning of period	$10.54		$10.02	$10.35		$10.22	$10.32	$10.58

Net investment income(a)	0.13		0.29	0.30		0.20	0.20	0.22
Net realized and unrealized gain (loss)	0.54		0.64	(0.36)		0.19	0.01	(0.21)

Net increase (decrease) from investment operations	0.67		0.93	(0.06)		0.39	0.21	0.01

Distributions(b)
From net investment income	(0.12)		(0.29)	(0.27)		(0.22)	(0.18)	(0.21)
From net realized gain	—		(0.12)	(0.00	)(c)	—	(0.12)	(0.06)
From return of capital	—		—	—		(0.04)	(0.01)	—

Total distributions	(0.12)		(0.41)	(0.27)		(0.26)	(0.31)	(0.27)

Net asset value, end of period	$11.09		$10.54	$10.02		$10.35	$10.22	$10.32

Total Return(d)
Based on net asset value	6.42	%(e)	9.35%	(0.52)%		3.83%	2.01%	0.04%

Ratios to Average Net Assets(f)(g)
Total expenses	0.53	%(h)	0.54%	0.56	%(i)	0.69%	0.70%	0.70%

Total expenses after fees waived and/or reimbursed	0.53	%(h)	0.53%	0.53	%(i)	0.69%	0.69%	0.70%

Net investment income	2.42	%(h)	2.76%	3.05%		1.99%	1.92%	2.13%

Supplemental Data
Net assets, end of period (000)	$513,997		$503,477	$433,789		$485	$1,695	$2,463

Portfolio turnover rate of the Master Portfolio(j)	207%		263%	331%		515%	677%	612%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/20 (unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Allocated fees waived	0.01%	0.01%	0.02%	0.02%	0.01%	0.01%
Investments in underlying funds	—%	0.01%	0.02%	0.02%	—%	—%

(h)	Annualized.
(i)

Includes reorganization and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.52% and 0.49%, respectively.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/20 (unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Portfolio turnover rate (excluding MDRs)	133%	166%	189%	322%	459%	540%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund (continued)

	Investor C
	Six Months Ended 06/30/20 (unaudited)		Year Ended December 31,
			2019	2018		2017	2016	2015

Net asset value, beginning of period	$10.55		$10.02	$10.36		$10.23	$10.32	$10.57

Net investment income(a)	0.09		0.22	0.20		0.13	0.12	0.15
Net realized and unrealized gain (loss)	0.53		0.64	(0.35)		0.18	0.02	(0.21)

Net increase (decrease) from investment operations	0.62		0.86	(0.15)		0.31	0.14	(0.06)

Distributions(b)
From net investment income	(0.08)		(0.21)	(0.19)		(0.15)	(0.10)	(0.13)
From net realized gain	—		(0.12)	(0.00	)(c)	—	(0.12)	(0.06)
From return of capital	—		—	—		(0.03)	(0.01)	—

Total distributions	(0.08)		(0.33)	(0.19)		(0.18)	(0.23)	(0.19)

Net asset value, end of period	$11.09		$10.55	$10.02		$10.36	$10.23	$10.32

Total Return(d)
Based on net asset value	5.94	%(e)	8.64%	(1.36)%		3.05%	1.35%	(0.61)%

Ratios to Average Net Assets(f)(g)
Total expenses	1.28	%(h)	1.29%	1.46	%(i)	1.44%	1.45%	1.46%

Total expenses after fees waived and/or reimbursed	1.28	%(h)	1.29%	1.44	%(i)	1.44%	1.45%	1.45%

Net investment income	1.72	%(h)	2.08%	2.02%		1.30%	1.14%	1.39%

Supplemental Data
Net assets, end of period (000)	$1,056		$210	$157		$238	$337	$272

Portfolio turnover rate of the Master Portfolio(j)	207%		263%	331%		515%	677%	612%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/20 (unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Allocated fees waived	0.01%	0.01%	0.02%	0.02%	0.01%	0.01%
Investments in underlying funds	—%	0.01%	0.02%	0.02%	—%	—%

(h)	Annualized.
(i)

Includes reorganization and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.42% and 1.40%, respectively.

(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/20 (unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Portfolio turnover rate (excluding MDRs)	133%	166%	189%	322%	459%	540%

See notes to financial statements.

12	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock CoreAlpha Bond Fund (continued)

	Class K
	Six Months Ended 06/30/20 (unaudited)		Year Ended December 31,				Period from 03/28/16 (a) to 12/31/16
			2019	2018		2017

Net asset value, beginning of period	$10.55		$10.02	$10.35		$10.23	$10.51

Net investment income(b)	0.15		0.31	0.32		0.26	0.18
Net realized and unrealized gain (loss)	0.53		0.66	(0.34)		0.16	(0.17)

Net increase (decrease) from investment operations	0.68		0.97	(0.02)		0.42	0.01

Distributions(c)
From net investment income	(0.14)		(0.32)	(0.31)		(0.26)	(0.16)
From net realized gain	—		(0.12)	(0.00	)(d)	—	(0.12)
From return of capital	—		—	—		(0.04)	(0.01)

Total distributions	(0.14)		(0.44)	(0.31)		(0.30)	(0.29)

Net asset value, end of period	$11.09		$10.55	$10.02		$10.35	$10.23

Total Return(e)
Based on net asset value	6.48	%(f)	9.78%	(0.14)%		4.14%	0.00	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.28	%(i)	0.29%	0.33	%(j)	0.30%	0.30	%(i)

Total expenses after fees waived and/or reimbursed	0.23	%(i)	0.24%	0.30	%(j)	0.30%	0.30	%(i)

Net investment income	2.77	%(i)	2.97%	3.19%		2.48%	2.25	%(i)

Supplemental Data
Net assets, end of period (000)	$39,545		$27,973	$377		$197	$195

Portfolio turnover rate of the Master Portfolio(k)	207%		263%	331%		515%	677%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)

Includes the Fund’s share of its corresponding Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended 06/30/20 (unaudited)	Year Ended December 31,			Period from 03/28/16 (a) to 12/31/16
		2019	2018	2017
Allocated fees waived	0.01%	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	—%	0.01%	0.02%	0.02%	—%

(i)	Annualized.
(j)

Includes reorganization and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.29% and 0.26%, respectively.

(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/20 (unaudited)	Year Ended December 31,			Period from 03/28/16 (a) to 12/31/16
		2019	2018	2017
Portfolio turnover rate (excluding MDRs)	133%	166%	189%	322%	459%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds VI (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock CoreAlpha Bond Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2020, the percentage of the Master Portfolio owned by the Fund was 93.35%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

The Board of Trustees of the Trust and Board of Trustees of MIP II are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 10 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

Prior Year Reorganization: The Board of the Trust, the Board of MIP II and the Board of Directors of FDP Series II, Inc. approved the reorganization of FDP CoreAlpha Bond Fund (the “Target Fund”), a series of FDP Series II, Inc., into the Fund. As a result, the Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Fund.

Each shareholder of the Target Fund received shares of the Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on September 20, 2019, less the costs of the Target Fund’s reorganization. Cash was distributed for any fractional shares.

On September 23, 2019, all of the portfolio securities previously held by the Target Fund were subsequently contributed by the Fund to the Master Portfolio in exchange for an investment in the Master Portfolio.

The reorganization was accomplished by a tax-free exchange of shares of the Fund in the following amounts and at the following conversion ratios:

Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Fund’s Share Class	Shares of the Fund
Institutional	402,761	0.97565426	Institutional	392,956
Investor A	5,321,567	0.97598129	Investor A	5,193,750
Investor C	2,329,750	0.97608421	Investor A	2,274,032

The Target Fund’s net assets and composition of net assets on September 20, 2019, the valuation date of the reorganization were as follows:

Target Fund
Net assets	$84,011,793
Paid-in-capital	84,908,625
Accumulated losses	(896,832)

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of the Fund before the reorganization were $1,381,148,135. The aggregate net assets of the Fund immediately after the reorganization amounted to $1,465,159,928. The Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
FDP BlackRock CoreAlpha Bond Fund	$83,082,606	$81,106,915

14	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The purpose of these transactions was to combine two funds managed by BAL with substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on September 23, 2019.

Assuming the reorganization had been completed on January 1, 2019, the beginning of the fiscal reporting period of the Fund, the pro forma results of operations for the year ended December 31, 2019, are as follows:

•	Net investment income: $41,546,304

•	Net realized and change in unrealized gain on investments: $79,012,860

•	Net increase in net assets resulting from operations: $120,559,164

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since September 23, 2019.

Reorganization costs incurred by the Fund in connection with the reorganization were expensed by the Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Administration: The Trust, on behalf of the Fund entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:

Institutional	Investor A	Investor C	Class K
0.05%	0.05%	0.05%	0.05%

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (unaudited) (continued)

For the six months ended June 30, 2020, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$276,335	$125,034	$136	$8,099	$409,604

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BAL. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—%
Investor C	0.25	0.75

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$—	$625,170	$2,725	$—	$627,895

Other Fees: For the six months ended June 30, 2020, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $17,636

For the six months ended June 30, 2020, affiliates received CDSCs as follows:

Investor A	Investor C	Total
$40	$538	$578

Expense Waivers and Reimbursements: The fees and expenses of the Fund’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through April 30, 2021. Such contractual arrangement may not be terminated prior to May 1, 2021 without the consent of the Board of the Trust. For the six months ended June 30, 2020, the amount waived was $5,464 which is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations.

BAL has contractually agreed to waive 0.05% of the administration fee payable to BAL applicable to Class K Shares of the Fund through April 30, 2021. For the six months ended June 30, 2020, the amount waived was $8,099 which is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2020 the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2019. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

16	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of June 30, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $2,428,169.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/20		Year Ended 12/31/19
	Shares	Amount	Shares	Amount
Institutional
Shares sold	28,380,597	$302,327,590	40,057,494	$421,065,321
Shares issued in reinvestment of distributions	1,304,852	14,158,224	3,732,006	39,199,121
Shares issued resulting from reorganization	—	—	392,956	4,199,797
Shares redeemed	(28,649,313)	(307,900,326)	(16,838,843)	(175,929,930)

Net increase	1,036,136	$8,585,488	27,343,613	$288,534,309

Investor A
Shares sold and automatic conversion of shares	2,018,317	$21,791,851	2,279,068	$23,860,411
Shares issued in reinvestment of distributions	518,668	5,626,056	1,701,867	17,869,357
Shares issued resulting from reorganization	—	—	7,467,482	79,811,996
Shares redeemed	(3,919,789)	(41,875,762)	(7,001,367)	(72,907,600)

Net increase (decrease)	(1,382,804)	$(14,457,855)	4,447,050	$48,634,164

Investor C
Shares sold	82,017	$879,569	12,658	$134,336
Shares issued in reinvestment of distributions	350	3,820	373	3,902
Shares redeemed and automatic conversion of shares	(7,006)	(72,670)	(8,801)	(92,698)

Net increase	75,361	$810,719	4,230	$45,540

Class K
Shares sold	2,670,336	$29,180,736	2,620,129	$27,739,215
Shares issued in reinvestment of distributions	38,916	422,696	14,026	148,382
Shares redeemed	(1,795,495)	(19,475,501)	(20,490)	(218,825)

Net increase	913,757	$10,127,931	2,613,665	$27,668,772

Total Net Increase	642,450	$5,066,283	34,408,558	$364,882,785

As of June 30, 2020, BlackRock HoldCo 2, Inc., an affiliate of the Fund, owned 1,924 Investor C shares of the Fund.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	17

Master Portfolio Information as of June 30, 2020	CoreAlpha Bond Master Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments (a)
Corporate Bonds	45%
U.S. Government Sponsored Agency Securities	38
Asset-Backed Securities	12
Non-Agency Mortgage-Backed Securities	7
Municipal Bonds	1
Foreign Agency Obligations	— (b)
TBA Sales Commitment	(3)

CREDIT QUALITY ALLOCATION (c)

Credit Rating	Percent of Total Investments (a)
AAA/Aaa	44%
AA/Aa	7
A	23
BBB/Baa	19
BB/Ba	1
B/B	1
N/R(d)	5

(a)	Excludes short-term securities.
(b)	Represents less than 1%.
(c)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

18	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) June 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 14.6%
AmeriCredit Automobile Receivables Trust:
Series 2017-1, Class C, 2.71%, 08/18/22	$2,000	$2,021,783
Series 2017-3, Class C, 2.69%, 06/19/23	2,410	2,459,982
Series 2017-3, Class D, 3.18%, 07/18/23	1,270	1,300,945
Ameriquest Mortgage Securities, Inc., Series 2004-R4, Class M1, (1 mo. LIBOR US + 0.83%), 1.01%, 06/25/34(a)	36	35,916
Argent Securities, Inc., Series 2005-W2, Class A2C, (1 mo. LIBOR US + 0.36%), 0.54%, 10/25/35(a)	43	43,296
Avant Loans Funding Trust(b):
Series 2018-A, Class B, 3.95%, 12/15/22	33	33,270
Series 2019-A, Class A, 3.48%, 07/15/22	63	62,700
Series 2020-REV1, Class A, 2.17%, 05/15/29	8,630	8,532,042
Avid Automobile Receivables Trust, Series 2019-1, Class A, 2.62%, 02/15/24(b)	1,527	1,541,218
Chase Funding Trust, Series 2004-2, Class 2A2, (1 mo. LIBOR US + 0.50%), 0.68%, 02/26/35(a)	119	111,685
College Loan Corp. Trust I, Series 2004-1, Class A4, (3 mo. LIBOR US + 0.19%), 1.18%, 04/25/24(a)	751	704,165
Conn’s Receivables Funding LLC, Class A(b):
Series 2018-A, 3.25%, 01/15/23	25	24,641
Series 2019-A, 3.40%, 10/16/23	917	905,731
Series 2019-B, 2.66%, 06/17/24	3,581	3,528,071
Conseco Finance Corp., Series 1996-9, Class M1, 7.63%, 08/15/27(c)	43	45,876
Consumer Loan Underlying Bond CLUB Credit Trust, Class A(b):
Series 2019-HP1, 2.59%, 12/15/26	6,108	6,132,757
Series 2020-P1, 2.26%, 03/15/28	8,020	8,026,449
Consumer Loan Underlying Bond Credit Trust, Class A(b):
Series 2018-P1, 3.39%, 07/15/25	264	263,760
Series 2018-P2, 3.47%, 10/15/25	264	265,186
Series 2018-P3, 3.82%, 01/15/26	1,860	1,871,732
Series 2019-P1, 2.94%, 07/15/26	2,966	2,975,873
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1, (1 mo. LIBOR US + 0.75%), 0.93%, 03/25/34(a)	19	18,585
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15%, 07/17/23(b)	2,038	2,041,736
Drive Auto Receivables Trust:
Series 2016-BA, Class D, 4.53%, 08/15/23(b)	887	893,546
Series 2016-CA, Class D, 4.18%, 03/15/24(b)	743	753,451
Series 2017-1, Class D, 3.84%, 03/15/23	2,616	2,655,500
Series 2017-2, Class D, 3.49%, 09/15/23	1,005	1,015,796
Series 2017-3, Class D, 3.53%, 12/15/23(b)	7,126	7,226,470
Series 2017-AA, Class D, 4.16%, 05/15/24(b)	1,145	1,160,107
Series 2017-BA, Class D, 3.72%, 10/17/22(b)	1,143	1,151,624
Series 2018-1, Class D, 3.81%, 05/15/24	4,905	4,963,763
Series 2018-2, Class C, 3.63%, 08/15/24	1,661	1,670,353
Series 2018-2, Class D, 4.14%, 08/15/24	2,360	2,421,113
Series 2018-3, Class C, 3.72%, 09/16/24	1,626	1,638,736
Series 2018-3, Class D, 4.30%, 09/16/24	4,840	4,981,267
Series 2018-4, Class C, 3.66%, 11/15/24	5,173	5,220,252
Series 2018-4, Class D, 4.09%, 01/15/26	1,420	1,454,156
Series 2019-1, Class B, 3.41%, 06/15/23	7,400	7,438,326
Series 2019-1, Class C, 3.78%, 04/15/25	4,350	4,403,298
Series 2019-2, Class B, 3.17%, 11/15/23	425	429,695
Series 2019-2, Class C, 3.42%, 06/16/25	8,500	8,645,402
Series 2020-1, Class C, 2.36%, 03/16/26	7,240	7,292,552
Series 2020-2, Class A2A, 0.85%, 07/17/23	1,990	1,992,158
Series 2020-2, Class A3, 0.83%, 05/15/24	1,150	1,153,190
Series 2020-2, Class B, 1.42%, 03/17/25	2,950	2,958,574
Series 2020-2, Class C, 2.28%, 08/17/26	1,890	1,908,806

Security	Par (000)	Value

Asset-Backed Securities (continued)
DT Auto Owner Trust(b):
Series 2019-3A, Class C, 2.74%, 04/15/25	$3,050	$3,085,086
Series 2020-2A, Class A, 1.14%, 01/16/24	3,130	3,135,513
Enva LLC, Series 2019-A, Class A, 3.96%, 06/22/26(b)	1,679	1,684,254
Exeter Automobile Receivables Trust(b):
Series 2018-4A, Class B, 3.64%, 11/15/22	1,972	1,980,127
Series 2019-1A, Class B, 3.45%, 02/15/23	6,480	6,519,955
Series 2020-1A, Class B, 2.26%, 04/15/24	9,560	9,656,556
Series 2020-2A, Class A, 1.13%, 08/15/23	12,500	12,517,192
Flagship Credit Auto Trust, Series 2016-3, Class C, 2.72%, 07/15/22(b)	2,634	2,643,522
Ford Credit Auto Owner Trust, Class A(b):
Series 2018-1, 3.19%, 07/15/31	2,870	3,073,294
Series 2019-1, 3.52%, 07/15/30	450	481,376
GSAA Home Equity Trust, Series 2005-5, Class M3, (1 mo. LIBOR US + 0.95%), 1.13%, 02/25/35(a)	41	41,223
Marlette Funding Trust(b):
Series 2018-3A, Class A, 3.20%, 09/15/28	65	64,773
Series 2018-3A, Class A, 2.69%, 09/17/29	2,914	2,929,365
Series 2018-3A, Class B, 3.86%, 09/15/28	2,000	1,989,366
Series 2018-4A, Class A, 3.71%, 12/15/28	818	825,742
Series 2019-1A, Class A, 3.44%, 04/16/29	2,578	2,602,531
Series 2019-2A, Class A, 3.13%, 07/16/29	1,808	1,824,158
Series 2019-4A, Class A, 2.39%, 12/17/29	3,691	3,704,785
Series 2020-1A, Class A, 2.24%, 03/15/30	2,321	2,328,409
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(b)	5,690	6,006,241
Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.15%, 11/15/21(b)	3,158	3,179,604
Prosper Marketplace Issuance Trust, Class A(b):
Series 2019-1A, 3.54%, 04/15/25	352	351,835
Series 2019-2A, 3.20%, 09/15/25	1,144	1,146,562
Series 2019-3A, 3.19%, 07/15/25	2,685	2,695,817
Series 2019-4A, 2.48%, 02/17/26	1,537	1,537,862
Santander Drive Auto Receivables Trust:
Series 2016-3, Class D, 2.80%, 08/15/22	3,450	3,476,494
Series 2017-2, Class D, 3.49%, 07/17/23	6,240	6,346,639
Series 2017-3, Class D, 3.20%, 11/15/23	8,000	8,125,167
Series 2018-5, Class D, 4.19%, 12/16/24	5,190	5,343,341
Series 2019-3, Class B, 2.28%, 09/15/23	5,330	5,397,208
Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, 01/26/32(b)	4,790	5,009,373
SoFi Consumer Loan Program LLC(b):
Series 2016-1, Class A, 3.26%, 08/25/25	591	595,429
Series 2016-2A, Class A, 3.09%, 10/27/25	39	38,774
Series 2016-3, Class A, 3.05%, 12/26/25	29	29,299
Series 2017-1, Class A, 3.28%, 01/26/26	669	671,439
Series 2017-3, Class A, 2.77%, 05/25/26	355	356,924
Series 2017-4, Class A, 2.50%, 05/26/26	111	112,301
Series 2017-6, Class A2, 2.82%, 11/25/26	426	428,764
SoFi Consumer Loan Program Trust, Series 2018-1, Class A2, 3.14%, 02/25/27(b)	1,108	1,116,125
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 2.51%, 09/27/32(b)	43	43,399
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/33(b)	5,680	5,765,124
Upgrade Receivables Trust, Class A(b):
Series 2019-1A, 3.48%, 03/15/25	221	220,794
Series 2019-2A, 2.77%, 10/15/25	2,148	2,148,344
Upstart Securitization Trust, Class A(b):
Series 2019-3, 2.68%, 01/21/30	1,690	1,699,238
Series 2020-1, 2.32%, 04/22/30	6,598	6,603,214

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) June 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Westlake Automobile Receivables Trust(b):
Series 2017-1A, Class D, 3.46%, 10/17/22	$4,736	$4,749,834
Series 2018-1A, Class D, 3.41%, 05/15/23	3,000	3,039,042
Series 2018-2A, Class B, 3.20%, 01/16/24	630	630,642
Series 2018-3A, Class B, 3.32%, 10/16/23	3,510	3,532,468
Series 2018-3A, Class C, 3.61%, 10/16/23	2,980	3,036,152
Series 2018-3A, Class D, 4.00%, 10/16/23	1,140	1,163,062
Series 2019-1A, Class B, 3.26%, 10/17/22	4,000	4,060,518
Series 2019-2A, Class B, 2.62%, 07/15/24	1,200	1,215,974
Series 2020-2A, Class B, 1.32%, 07/15/25	1,310	1,312,913
Series 2020-2A, Class C, 2.01%, 07/15/25	4,280	4,287,252

Total Asset-Backed Securities — 14.6% (Cost — $270,137,090)		272,935,929

Corporate Bonds — 53.0%

Aerospace & Defense — 0.4%
Boeing Co.:
4.51%, 05/01/23	1,475	1,558,232
4.88%, 05/01/25	1,080	1,176,988
5.04%, 05/01/27	325	358,413
5.15%, 05/01/30	250	278,757
General Dynamics Corp., 3.25%, 04/01/25	1,130	1,253,195
Howmet Aerospace, Inc., 6.88%, 05/01/25	1,420	1,540,503
Lockheed Martin Corp.:
1.85%, 06/15/30	195	200,440
2.80%, 06/15/50	60	63,140
Raytheon Co., 3.13%, 10/15/20	1,190	1,199,555
Raytheon Technologies Corp., 2.80%, 03/15/22(b)	275	283,690

		7,912,913

Airlines — 0.0%
Southwest Airlines Co., 4.75%, 05/04/23	505	518,771

Auto Components — 0.3%
PACCAR Financial Corp.:
1.90%, 02/07/23(d)	1,900	1,966,400
0.80%, 06/08/23	170	170,651
Toyota Motor Corp., 2.76%, 07/02/29	365	401,058
Toyota Motor Credit Corp.:
2.90%, 03/30/23(d)	1,830	1,937,327
3.00%, 04/01/25	1,830	1,988,903

		6,464,339

Banks — 3.7%
Bank of America NA, (3 mo. LIBOR US + 0.65%), 3.34%, 01/25/23(e)	605	631,384
Bank of Montreal, 2.05%, 11/01/22	2,565	2,648,503
Barclays Bank PLC:
2.65%, 01/11/21	200	201,979
1.70%, 05/12/22	330	335,927
Canadian Imperial Bank of Commerce:
0.95%, 06/23/23	2,020	2,026,804
(3 mo. LIBOR US + 0.79%), 2.61%, 07/22/23(d)(e)	350	361,772
2.25%, 01/28/25	1,960	2,045,071
Citibank NA, 3.65%, 01/23/24	3,855	4,229,088
Credit Suisse AG:
2.80%, 04/08/22	1,280	1,327,963
1.00%, 05/05/23	2,170	2,181,796
Fifth Third Bancorp, 2.38%, 01/28/25	850	897,046
Fifth Third Bank, 1.80%, 01/30/23	485	497,983
First Republic Bank, (Secured Overnight Financing Rate + 0.62%), 1.91%, 02/12/24(e)	2,500	2,558,147
HSBC USA, Inc., 2.75%, 08/07/20	840	841,882
Huntington National Bank, 1.80%, 02/03/23	2,330	2,396,505

Security	Par (000)	Value

Banks (continued)
ING Groep NV:
3.15%, 03/29/22(d)	$415	$431,438
4.10%, 10/02/23	2,290	2,509,148
KeyBank NA, 1.25%, 03/10/23	1,230	1,248,589
KeyCorp., 2.25%, 04/06/27	1,555	1,631,315
National Bank of Canada, 2.10%, 02/01/23(d)	1,180	1,212,921
Royal Bank of Canada:
1.95%, 01/17/23	2,105	2,170,760
1.60%, 04/17/23	940	964,293
2.25%, 11/01/24	1,750	1,841,280
1.15%, 06/10/25	9,760	9,776,763
Santander Holdings USA, Inc., 3.45%, 06/02/25	1,930	2,010,453
Santander UK PLC, 3.75%, 11/15/21	1,340	1,396,092
SVB Financial Group, 3.13%, 06/05/30	15	16,083
Svenska Handelsbanken AB:
2.45%, 03/30/21	800	812,796
3.90%, 11/20/23	2,700	2,993,337
Toronto-Dominion Bank, 2.65%, 06/12/24	3,300	3,531,277
Truist Bank, 2.80%, 05/17/22	200	208,136
Truist Financial Corp., 1.20%, 08/05/25	5,850	5,922,715
Wells Fargo & Co.:
3.75%, 01/24/24	1,540	1,682,678
3.30%, 09/09/24	1,590	1,741,927
3.00%, 02/19/25(d)	800	863,697
Wells Fargo Bank NA:
2.60%, 01/15/21	1,600	1,619,345
(3 mo. LIBOR US + 0.61%), 2.90%, 05/27/22(e)	250	254,942
(3 mo. LIBOR US + 0.65%), 2.08%, 09/09/22(e)	1,010	1,026,295
Westpac Banking Corp., 2.00%, 01/13/23	500	517,653

		69,565,783

Beverage: Brewers & Distillers — 0.0%
CVS Health Corp., 3.00%, 08/15/26(d)	75	82,083

Beverages — 1.3%
Coca-Cola Co.:
2.95%, 03/25/25	1,470	1,617,772
2.50%, 06/01/40	1,155	1,194,330
Constellation Brands, Inc.:
2.88%, 05/01/30	165	174,824
3.75%, 05/01/50	350	382,153
Diageo Capital PLC:
2.13%, 10/24/24	4,280	4,501,681
2.00%, 04/29/30	4,255	4,402,021
2.13%, 04/29/32	750	777,664
Keurig Dr. Pepper, Inc., 3.55%, 05/25/21	3,015	3,098,787
PepsiCo, Inc.:
2.85%, 02/24/26	800	883,888
2.63%, 03/19/27	1,610	1,759,999
3.00%, 10/15/27	1,190	1,337,374
3.45%, 10/06/46	1,100	1,270,411
3.38%, 07/29/49	955	1,095,382
2.88%, 10/15/49	1,230	1,331,759

		23,828,045

Biotechnology — 0.3%
Amgen, Inc.:
2.65%, 05/11/22	820	849,087
3.63%, 05/22/24(d)	800	877,303
3.13%, 05/01/25	800	879,256
2.60%, 08/19/26	800	871,355
Gilead Sciences, Inc.:
3.50%, 02/01/25(d)	400	445,239
2.95%, 03/01/27	800	892,790

		4,815,030

20	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Products — 0.1%
Allegion PLC, 3.50%, 10/01/29	$2,370	$2,484,942

Capital Markets — 2.8%
Ameriprise Financial, Inc., 3.00%, 04/02/25	930	1,009,425
Brookfield Finance LLC, 3.45%, 04/15/50	1,200	1,150,744
Brookfield Finance, Inc.:
3.90%, 01/25/28	1,063	1,166,867
4.35%, 04/15/30	1,420	1,610,290
4.70%, 09/20/47	700	805,007
FS KKR Capital Corp.:
4.63%, 07/15/24	950	946,633
4.13%, 02/01/25	680	656,734
Goldman Sachs Group, Inc.:
2.35%, 11/15/21	1,600	1,610,182
3.00%, 04/26/22	2,000	2,038,728
3.50%, 04/01/25	2,470	2,708,374
3.75%, 05/22/25	2,300	2,548,344
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(e)	2,200	2,370,894
3.75%, 02/25/26	1,900	2,119,069
3.50%, 11/16/26	365	401,412
3.85%, 01/26/27	1,090	1,229,536
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(d)(e)	2,000	2,326,974
2.60%, 02/07/30	6,060	6,354,488
3.80%, 03/15/30	2,010	2,281,653
6.75%, 10/01/37	500	727,931
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(d)(e)	500	580,244
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(d)(e)	680	818,888
Morgan Stanley:
5.75%, 01/25/21(d)	2,220	2,286,293
2.63%, 11/17/21	1,195	1,228,382
2.75%, 05/19/22	900	935,681
3.88%, 01/27/26	200	226,241
(Secured Overnight Financing Rate + 1.99%), 2.19%, 04/28/26(d)(e)	2,400	2,498,902
3.13%, 07/27/26(d)	1,000	1,102,300
(Secured Overnight Financing Rate + 1.14%), 2.70%, 01/22/31(e)	1,500	1,588,929
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(e)	1,840	2,175,928
6.38%, 07/24/42	460	717,555
4.30%, 01/27/45	1,380	1,736,741
Nasdaq, Inc., 3.25%, 04/28/50	195	204,110
Nomura Holdings, Inc., 2.65%, 01/16/25	2,940	3,066,715

		53,230,194

Chemicals — 1.6%
Air Products and Chemicals, Inc.:
2.70%, 05/15/40	645	678,651
2.80%, 05/15/50	645	677,660
DuPont de Nemours, Inc., 3.77%, 11/15/20	3,920	3,964,686
Ecolab, Inc., 3.25%, 12/01/27	1,190	1,348,592
FMC Corp.(d):
3.20%, 10/01/26	2,098	2,264,756
3.45%, 10/01/29	2,015	2,184,932
International Flavors & Fragrances, Inc.:
3.40%, 09/25/20	1,550	1,557,753
3.20%, 05/01/23(d)	1,590	1,652,542
4.45%, 09/26/28	2,670	3,038,405
RPM International, Inc., 3.75%, 03/15/27	1,000	1,056,828
Sherwin-Williams Co.:
4.20%, 01/15/22	1,590	1,653,568
3.13%, 06/01/24(d)	265	284,728
3.30%, 02/01/25	800	860,769
3.95%, 01/15/26	400	451,341
3.45%, 06/01/27	4,710	5,269,788

Security	Par (000)	Value

Chemicals (continued)
2.95%, 08/15/29	$3,330	$3,579,881
3.30%, 05/15/50	95	96,349

		30,621,229

Commercial Services & Supplies — 0.3%
Aviation Capital Group LLC, 6.75%, 04/06/21(b)	300	300,783
Georgetown University, Series 20A, 2.94%, 04/01/50	27	26,346
IHS Markit Ltd., 4.13%, 08/01/23	1,244	1,360,202
President and Fellows of Harvard College, 2.52%, 10/15/50	54	55,930
University of Chicago, Series 20B, 2.76%, 04/01/45	148	153,851
Waste Connections, Inc., 2.60%, 02/01/30(d)	3,320	3,503,118
Waste Management, Inc., 2.40%, 05/15/23	1,000	1,045,117

		6,445,347

Communications Equipment — 0.5%
Motorola Solutions, Inc.:
4.60%, 02/23/28	939	1,067,947
4.60%, 05/23/29	1,661	1,916,784
National Rural Utilities Cooperative Finance Corp.:
1.75%, 01/21/22	4,400	4,495,003
3.70%, 03/15/29	1,600	1,839,264

		9,318,998

Construction — 0.2%
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23(d)	2,974	3,500,281

Construction & Engineering — 0.0%
ABB Finance USA, Inc., 3.80%, 04/03/28	400	469,239

Construction Materials — 0.0%
Allegion US Holding Co., Inc., 3.55%, 10/01/27	125	130,886

Consumer Finance — 2.2%
American Express Co.:
2.20%, 10/30/20	5,467	5,492,103
2.75%, 05/20/22	3,400	3,530,009
2.50%, 08/01/22	1,000	1,035,642
3.70%, 08/03/23	1,500	1,631,253
Automatic Data Processing, Inc., 2.25%, 09/15/20	400	400,883
Capital One Financial Corp.:
2.40%, 10/30/20	1,090	1,094,783
3.45%, 04/30/21	740	755,488
Caterpillar Financial Services Corp.:
1.95%, 11/18/22	1,935	2,002,257
2.63%, 03/01/23	1,590	1,679,163
Equifax, Inc., 2.60%, 12/15/25	275	292,937
Mastercard, Inc.:
3.38%, 04/01/24	900	995,716
2.95%, 11/21/26(d)	1,335	1,500,755
2.95%, 06/01/29	1,220	1,371,607
3.65%, 06/01/49	4,960	5,963,704
PayPal Holdings, Inc.:
2.20%, 09/26/22	4,580	4,740,325
2.85%, 10/01/29	4,520	4,916,692
3.25%, 06/01/50	320	346,525
S&P Global, Inc., 4.40%, 02/15/26	1,000	1,176,967
Visa, Inc.:
1.90%, 04/15/27	605	632,358
3.65%, 09/15/47	1,065	1,293,966

		40,853,133

County/City/Special District/School District — 0.3%
VF Corp.:
2.05%, 04/23/22	4,725	4,838,851
2.95%, 04/23/30	125	133,654

		4,972,505

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) June 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Consumer Services — 0.0%
Northwestern University, Series 2020, 2.64%, 12/01/50	$266	$279,985
Yale University, Series 2020, 2.40%, 04/15/50	272	279,694

		559,679

Diversified Financial Services — 6.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 01/23/23	1,000	981,991
4.50%, 09/15/23(f)	3,180	3,180,373
3.65%, 07/21/27	240	212,505
Air Lease Corp., 3.38%, 07/01/25	900	901,539
Aircastle Ltd., 4.25%, 06/15/26	1,985	1,821,751
Ally Financial, Inc., 3.05%, 06/05/23	290	293,485
Ares Capital Corp.:
4.20%, 06/10/24	4,815	4,930,232
3.25%, 07/15/25	3,670	3,561,779
Banco Santander SA:
3.50%, 04/11/22	600	624,019
2.75%, 05/28/25	1,600	1,658,104
Bank of America Corp.:
5.63%, 07/01/20	1,130	1,130,000
(3 mo. LIBOR US + 0.63%), 3.50%, 05/17/22(e)	1,395	1,428,940
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(d)(e)	3,000	3,109,748
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(e)	1,095	1,150,199
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(d)(e)	3,400	3,684,448
(Secured Overnight Financing Rate + 1.15%), 1.32%, 06/19/26(e)	4,030	4,040,486
(3 mo. LIBOR US + 1.21%), 3.97%, 02/07/30(e)	175	203,758
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(d)(e)	2,550	3,098,677
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40(e)	70	85,111
(Secured Overnight Financing Rate + 1.93%), 2.68%, 06/19/41(e)	1,015	1,042,399
Carrier Global Corp.(b):
1.92%, 02/15/23	215	219,162
2.24%, 02/15/25	360	368,071
2.70%, 02/15/31	325	324,048
3.38%, 04/05/40	1,360	1,327,907
Citigroup, Inc.:
(3 mo. LIBOR US + 0.72%), 3.14%, 01/24/23(e)	1,600	1,654,898
(Secured Overnight Financing Rate + 1.67%), 1.68%, 05/15/24(e)	800	815,938
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(e)	2,805	3,030,745
(Secured Overnight Financing Rate + 2.75%), 3.11%, 04/08/26(e)	1,630	1,753,187
(Secured Overnight Financing Rate + 2.11%), 2.57%, 06/03/31(e)	1,100	1,137,686
4.75%, 05/18/46(d)	1,080	1,373,767
4.65%, 07/23/48	160	209,424
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 04/16/21	2,030	2,078,133
3.80%, 09/15/22	670	711,853
3.80%, 06/09/23	300	323,011
GE Capital International Funding Co., 4.42%, 11/15/35	810	823,570
General Motors Financial Co., Inc.:
3.20%, 07/13/20	100	100,047
4.20%, 03/01/21	900	911,967
4.20%, 11/06/21	1,500	1,538,282
3.45%, 04/10/22	1,780	1,814,992
3.55%, 07/08/22	3,345	3,429,507
3.25%, 01/05/23	1,200	1,226,143
3.70%, 05/09/23	5,800	5,960,542
4.15%, 06/19/23	1,155	1,207,243
2.90%, 02/26/25(d)	1,335	1,329,677
2.75%, 06/20/25	1,185	1,170,431

Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange, Inc.:
3.75%, 09/21/28(d)	$1,870	$2,184,783
4.25%, 09/21/48	1,640	2,084,952
3.00%, 06/15/50	3,390	3,506,697
John Deere Capital Corp.:
2.30%, 06/07/21	3,195	3,249,537
2.60%, 03/07/24	750	799,345
JPMorgan Chase & Co.:
4.25%, 10/15/20	1,770	1,790,038
2.55%, 03/01/21	1,100	1,113,736
3.25%, 09/23/22	780	823,645
3.20%, 01/25/23	1,380	1,467,196
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(e)	1,000	1,035,298
3.38%, 05/01/23	5,400	5,777,518
3.63%, 05/13/24	400	441,734
3.13%, 01/23/25	800	871,911
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(e)	600	646,064
3.30%, 04/01/26	600	670,640
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(d)(e)	1,455	1,657,314
(Secured Overnight Financing Rate + 1.51%), 2.74%, 10/15/30(e)	610	654,431
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(e)	1,665	2,036,260
Kimberly-Clark Corp.:
2.40%, 06/01/23(d)	800	840,699
2.88%, 02/07/50	670	727,617
Nasdaq, Inc., 3.85%, 06/30/26	32	35,870
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30(d)	1,495	1,595,036
ORIX Corp., 2.90%, 07/18/22(d)	405	419,251
Royal Bank of Scotland Group PLC, (1 year CMT + 2.15%), 2.36%, 05/22/24(e)	290	297,727
S&P Global, Inc.:
2.95%, 01/22/27	685	753,041
2.50%, 12/01/29	965	1,043,205
Sumitomo Mitsui Financial Group, Inc.:
2.35%, 01/15/25	1,325	1,384,772
1.47%, 07/08/25(f)	6,129	6,136,503

		116,024,595

Diversified Telecommunication Services — 1.4%
AT&T, Inc.:
3.00%, 02/15/22	800	832,947
3.20%, 03/01/22	810	845,169
2.63%, 12/01/22	800	833,688
4.05%, 12/15/23	400	444,391
3.80%, 03/01/24	2,360	2,593,896
3.90%, 03/11/24	1,590	1,755,438
4.45%, 04/01/24	1,280	1,438,109
3.55%, 06/01/24	1,190	1,302,037
3.95%, 01/15/25	200	223,832
3.40%, 05/15/25(d)	1,590	1,747,345
3.60%, 07/15/25	1,175	1,305,281
4.85%, 03/01/39	1,185	1,429,256
4.80%, 06/15/44	1,180	1,397,403
5.45%, 03/01/47(d)	217	283,949
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,270	1,371,635
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(d)	5	7,822
Verizon Communications, Inc.:
3.50%, 11/01/24(d)	2,500	2,767,125
3.38%, 02/15/25	1,000	1,112,642
4.50%, 08/10/33	2,600	3,238,692
4.86%, 08/21/46	875	1,188,212

		26,118,869

22	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities — 4.2%
AEP Texas, Inc., 2.10%, 07/01/30	$2,830	$2,822,160
AEP Transmission Co. LLC, 3.15%, 09/15/49	30	32,297
Alabama Power Co.:
3.38%, 10/01/20	800	805,870
2.80%, 04/01/25	800	863,247
3.45%, 10/01/49(d)	370	403,848
Ameren Illinois Co., 3.25%, 03/15/50	130	143,517
American Water Capital Corp., 2.80%, 05/01/30	270	294,130
Appalachian Power Co.:
3.40%, 06/01/25	800	880,041
Series X, 3.30%, 06/01/27	1,190	1,284,391
Arizona Public Service Co.:
3.15%, 05/15/25(d)	400	439,106
2.95%, 09/15/27	800	867,779
3.50%, 12/01/49	240	259,871
3.35%, 05/15/50	120	126,415
Avangrid, Inc., 3.80%, 06/01/29	600	694,610
Baltimore Gas & Electric Co.:
3.35%, 07/01/23	2,390	2,553,379
2.40%, 08/15/26	800	858,872
4.25%, 09/15/48	225	280,258
Baltimore Gas and Electric Co., 2.90%, 06/15/50	170	173,832
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	500	640,649
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26(d)	800	858,595
Commonwealth Edison Co.:
2.55%, 06/15/26(d)	800	870,876
3.70%, 08/15/28	2,200	2,548,440
2.20%, 03/01/30	500	524,672
4.00%, 03/01/49	90	111,636
Consolidated Edison Co. of New York, Inc.:
Series 06-A, 5.85%, 03/15/36	1,000	1,352,690
Series A, 4.13%, 05/15/49	50	60,897
Series B, 3.13%, 11/15/27	800	891,281
Consumers Energy Co., 3.38%, 08/15/23(d)	800	860,923
Dominion Energy, Inc., 3.90%, 10/01/25	500	566,362
DTE Electric Co., 3.65%, 03/15/24(d)	1,590	1,738,925
DTE Energy Co.:
Series B, 2.60%, 06/15/22	495	510,433
Series D, 3.70%, 08/01/23	835	897,201
Duke Energy Corp.:
2.65%, 09/01/26	1,000	1,084,957
4.20%, 06/15/49	700	853,984
Duke Energy Florida LLC:
3.80%, 07/15/28	1,365	1,593,641
1.75%, 06/15/30	780	790,657
Duke Energy Ohio, Inc.:
2.13%, 06/01/30	350	364,279
4.30%, 02/01/49	100	126,561
Duke Energy Progress LLC, 3.25%, 08/15/25	1,590	1,770,542
Entergy Texas, Inc., 3.55%, 09/30/49(d)	520	572,682
Evergy Kansas Central, Inc.:
2.55%, 07/01/26	800	853,531
3.45%, 04/15/50	130	144,064
Evergy Metro, Inc.:
3.15%, 03/15/23(d)	1,590	1,681,481
3.65%, 08/15/25	300	338,074
Evergy, Inc., 2.90%, 09/15/29	50	53,386
Eversource Energy:
Series L, 2.90%, 10/01/24	1,530	1,641,033
Series M, 3.30%, 01/15/28	1,000	1,099,467
Florida Power & Light Co.:
2.75%, 06/01/23	1,590	1,679,334

Security	Par (000)	Value

Electric Utilities (continued)
3.25%, 06/01/24(d)	$800	$866,893
4.05%, 10/01/44	500	623,628
3.15%, 10/01/49(d)	40	45,476
Georgia Power Co., 3.25%, 04/01/26	800	869,278
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23	1,190	1,255,331
Interstate Power and Light Co.:
3.25%, 12/01/24	800	868,259
2.30%, 06/01/30	530	539,992
Kentucky Utilities Co.:
3.25%, 11/01/20	800	801,906
3.30%, 06/01/50	320	340,777
MidAmerican Energy Co.(d):
3.10%, 05/01/27	800	898,653
3.15%, 04/15/50	490	556,076
Nevada Power Co., Series DD, 2.40%, 05/01/30	440	464,168
NextEra Energy Capital Holdings, Inc.:
3.55%, 05/01/27	645	731,143
2.75%, 11/01/29(d)	670	720,886
2.25%, 06/01/30	1,070	1,101,990
Northern States Power Co., 2.60%, 06/01/51	305	310,335
Oglethorpe Power Corp., 5.05%, 10/01/48(d)	130	146,976
Oncor Electric Delivery Co. LLC, 3.80%, 06/01/49	320	387,413
Pacific Gas and Electric Co.:
1.75%, 06/16/22	500	500,800
2.10%, 08/01/27	65	64,327
2.50%, 02/01/31	340	332,632
3.30%, 08/01/40	90	87,719
3.50%, 08/01/50	340	328,603
PacifiCorp:
2.95%, 06/01/23	800	846,343
4.13%, 01/15/49	280	346,594
PECO Energy Co., 2.80%, 06/15/50	355	365,534
PPL Electric Utilities Corp.:
2.50%, 09/01/22	400	410,863
3.00%, 10/01/49	275	290,085
Progress Energy, Inc., 4.40%, 01/15/21	1,110	1,122,669
PSEG Power LLC:
4.15%, 09/15/21	350	360,767
3.85%, 06/01/23	1,300	1,405,584
Public Service Co. of Colorado:
3.20%, 11/15/20	800	800,464
3.70%, 06/15/28	1,800	2,090,399
4.05%, 09/15/49	20	24,859
Public Service Electric & Gas Co.:
2.38%, 05/15/23	400	417,058
2.25%, 09/15/26	800	854,330
3.00%, 05/15/27	500	551,381
3.70%, 05/01/28	800	924,508
Puget Sound Energy, Inc., 3.25%, 09/15/49(d)	390	418,037
San Diego Gas & Electric Co., 2.50%, 05/15/26	400	430,898
Southern California Edison Co.:
3.65%, 02/01/50(d)	330	362,159
Series B, 4.88%, 03/01/49	260	340,051
Series C, 4.13%, 03/01/48	370	430,306
Southern Co., 3.25%, 07/01/26(d)	2,400	2,659,681
Union Electric Co., 4.00%, 04/01/48	500	611,963
Virginia Electric & Power Co.:
3.30%, 12/01/49	610	676,015
Series A, 3.80%, 04/01/28(d)	3,300	3,827,740
Series C, 2.75%, 03/15/23	1,250	1,314,645
Wisconsin Electric Power Co., 3.10%, 06/01/25	800	871,049
Wisconsin Power & Light Co., 3.05%, 10/15/27(d)	1,090	1,199,361
Wisconsin Public Service Corp., 3.30%, 09/01/49	85	92,291

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) June 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Xcel Energy, Inc.:
4.00%, 06/15/28(d)	$900	$1,059,158
3.50%, 12/01/49	50	55,360

		78,868,289

Electrical Equipment — 0.4%
Emerson Electric Co.:
2.63%, 12/01/21	800	823,734
2.63%, 02/15/23(d)	1,190	1,248,074
Roper Technologies, Inc.:
3.65%, 09/15/23	1,800	1,957,222
3.80%, 12/15/26	1,000	1,142,186
4.20%, 09/15/28	1,894	2,219,503

		7,390,719

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., 2.05%, 03/01/25	300	312,192
Flex Ltd., 4.88%, 05/12/30	1,200	1,325,250
Honeywell International, Inc., 2.30%, 08/15/24	1,050	1,117,226
Jabil, Inc., 3.60%, 01/15/30	1,842	1,928,940
Keysight Technologies, Inc.:
4.60%, 04/06/27	2,890	3,401,519
3.00%, 10/30/29	3,006	3,252,201

		11,337,328

Energy Equipment & Services — 0.0%
National Oilwell Varco, Inc., 3.60%, 12/01/29	99	96,874

Equity Real Estate Investment Trusts (REITs) — 2.0%
American Campus Communities Operating Partnership LP, 3.88%, 01/30/31	600	629,738
American Tower Corp.:
3.38%, 10/15/26(d)	110	122,344
3.95%, 03/15/29	1,290	1,468,281
3.80%, 08/15/29	1,430	1,618,438
3.70%, 10/15/49	450	489,356
Brixmor Operating Partnership LP, 4.05%, 07/01/30	130	132,959
Camden Property Trust, 2.80%, 05/15/30	7,580	8,200,184
Crown Castle International Corp.:
2.25%, 09/01/21	275	277,296
4.88%, 04/15/22	830	886,677
3.20%, 09/01/24	1,625	1,763,337
3.70%, 06/15/26	1,000	1,118,932
5.20%, 02/15/49(d)	290	384,598
EPR Properties, 3.75%, 08/15/29(d)	2,155	1,879,652
Federal Realty Investment Trust, 3.50%, 06/01/30	4,920	5,189,614
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	2,010	2,105,820
Public Storage:
3.09%, 09/15/27	2,500	2,788,345
3.39%, 05/01/29	1,640	1,894,300
Realty Income Corp.:
3.25%, 01/15/31	1,635	1,768,917
4.65%, 03/15/47	1,810	2,267,148
Spirit Realty LP, 4.00%, 07/15/29	2,070	2,040,018

		37,025,954

Food & Staples Retailing — 1.3%
Campbell Soup Co., 3.13%, 04/24/50	1,670	1,701,550
Costco Wholesale Corp., 1.75%, 04/20/32	3,135	3,176,582
Dollar General Corp.:
3.50%, 04/03/30	8,020	9,008,403
4.13%, 04/03/50	1,080	1,292,342
Ingredion, Inc., 3.90%, 06/01/50	55	62,907
Kroger Co., 2.20%, 05/01/30	765	795,658
McCormick & Co., Inc.:
2.70%, 08/15/22	880	916,906
2.50%, 04/15/30	425	443,345

Security	Par (000)	Value

Food & Staples Retailing (continued)
Mondelez International, Inc., 3.63%, 02/13/26(d)	$290	$327,155
Walmart, Inc.:
3.25%, 10/25/20	2,320	2,337,912
3.13%, 06/23/21	1,850	1,901,566
2.55%, 04/11/23	800	843,989
2.95%, 09/24/49	940	1,060,212

		23,868,527

Food Products — 0.4%
Archer-Daniels-Midland Co., 2.75%, 03/27/25	2,315	2,512,100
Conagra Brands, Inc., 5.40%, 11/01/48	860	1,187,482
General Mills, Inc., 2.88%, 04/15/30	1,340	1,458,967
Kellogg Co., 2.65%, 12/01/23	918	972,563
Mondelez International, Inc., 2.13%, 04/13/23	470	486,794
Sysco Corp., 3.30%, 07/15/26	800	856,772

		7,474,678

Forest Products — 0.0%
Hershey Co., 2.65%, 06/01/50	105	106,576

Gas Utilities — 0.3%
Atmos Energy Corp., 3.00%, 06/15/27	400	441,243
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	1,500	1,710,257
Sempra Energy, 3.75%, 11/15/25	200	218,631
Southern California Gas Co.:
3.15%, 09/15/24(d)	800	872,140
Series TT, 2.60%, 06/15/26	800	864,779
Series XX, 2.55%, 02/01/30	730	785,681

		4,892,731

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories, 3.40%, 11/30/23	910	991,088
Baxter International, Inc.:
1.70%, 08/15/21	800	810,689
2.60%, 08/15/26	3,360	3,689,026
3.50%, 08/15/46	270	299,690
Becton Dickinson and Co.:
3.25%, 11/12/20(d)	513	517,076
3.13%, 11/08/21	800	821,975
2.89%, 06/06/22	575	595,457
3.79%, 05/20/50	320	355,418
Biogen, Inc., 2.25%, 05/01/30	4,155	4,188,911
Covidien International Finance SA, 2.95%, 06/15/23	2,390	2,546,211
DH Europe Finance II Sarl:
2.60%, 11/15/29	855	909,900
3.25%, 11/15/39	1,395	1,541,055
Stryker Corp., 2.63%, 03/15/21	245	248,474
Zimmer Biomet Holdings, Inc., 3.55%, 03/20/30	950	1,026,828

		18,541,798

Health Care Providers & Services — 0.8%
Aetna, Inc., 2.75%, 11/15/22	1,000	1,041,606
Anthem, Inc., 3.35%, 12/01/24	1,395	1,531,707
Cigna Corp.:
3.20%, 09/17/20	705	708,940
3.75%, 07/15/23	818	887,927
HCA, Inc., 5.50%, 06/15/47	2	2,436
Humana, Inc.:
2.90%, 12/15/22	915	955,491
3.85%, 10/01/24	1,000	1,095,393
4.88%, 04/01/30	210	259,305
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50	46	49,390
Omega Healthcare Investors, Inc., 4.95%, 04/01/24	1,400	1,474,232
Quest Diagnostics, Inc., 2.95%, 06/30/30	2,960	3,125,444

24	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Thermo Fisher Scientific, Inc.:
4.13%, 03/25/25	$275	$313,547
2.95%, 09/19/26	400	442,439
UnitedHealth Group, Inc.:
2.38%, 08/15/24	1,035	1,105,336
3.10%, 03/15/26	150	167,398
4.75%, 07/15/45	800	1,077,525
2.90%, 05/15/50	410	432,970

		14,671,086

Hotels, Restaurants & Leisure — 0.8%
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 04/15/26	380	415,184
5.75%, 06/01/28	1,145	1,261,446
5.30%, 01/15/29	3,595	3,890,078
Las Vegas Sands Corp., 3.50%, 08/18/26	2,535	2,527,818
McDonald’s Corp.:
2.75%, 12/09/20	2,050	2,067,941
1.45%, 09/01/25	375	384,451
3.70%, 01/30/26	1,000	1,133,686
3.50%, 03/01/27(d)	278	314,584
3.80%, 04/01/28	290	338,827
6.30%, 10/15/37	310	449,844
Starbucks Corp., 3.55%, 08/15/29(d)	1,140	1,298,180

		14,082,039

Household Products — 0.1%
Clorox Co., 3.50%, 12/15/24(d)	800	887,461

Independent Power and Renewable Electricity Producers — 0.0%
Exelon Corp., 5.15%, 12/01/20	360	362,606

Industrial Conglomerates — 0.2%
3M Co.:
2.25%, 03/15/23	935	976,913
2.65%, 04/15/25	1,710	1,849,282
Ford Foundation, :
2.42%, 06/01/50	5	5,124
2.82%, 06/01/70	30	30,968
General Electric Co., 3.63%, 05/01/30	495	495,560

		3,357,847

Insurance — 0.9%
Aflac, Inc., 3.63%, 06/15/23	500	546,783
Aon PLC, 3.88%, 12/15/25	3,400	3,860,276
Berkshire Hathaway, Inc., 3.13%, 03/15/26	355	397,086
Brighthouse Financial, Inc., 5.63%, 05/15/30	610	677,099
Chubb INA Holdings, Inc., 3.35%, 05/15/24	660	725,504
Fidelity National Financial, Inc.:
5.50%, 09/01/22	385	414,133
3.40%, 06/15/30	770	801,604
Marsh & McLennan Cos., Inc.:
3.30%, 03/14/23	175	186,423
4.75%, 03/15/39	190	243,935
4.90%, 03/15/49	3,145	4,245,613
Progressive Corp., 4.13%, 04/15/47	2,320	2,932,354
Willis North America, Inc., 2.95%, 09/15/29	940	995,044
Willis Towers Watson PLC, 5.75%, 03/15/21	350	361,180

		16,387,034

Interactive Media & Services — 0.3%
Alphabet, Inc., 2.00%, 08/15/26	800	857,095
Baidu, Inc., 4.38%, 03/29/28	3,035	3,413,427
eBay, Inc., 2.70%, 03/11/30(d)	2,090	2,213,184

		6,483,706

Security	Par (000)	Value

Internet & Direct Marketing Retail — 1.2%
Alibaba Group Holding Ltd.:
3.40%, 12/06/27(d)	$4,800	$5,303,808
4.50%, 11/28/34	300	368,250
4.00%, 12/06/37	3,200	3,700,000
4.20%, 12/06/47(d)	2,530	3,111,900
Amazon.com, Inc.:
3.88%, 08/22/37	935	1,157,723
2.50%, 06/03/50	1,225	1,257,609
4.25%, 08/22/57	250	333,688
Booking Holdings, Inc., 4.63%, 04/13/30	315	371,801
JD.com, Inc.:
3.38%, 01/14/30(d)	3,950	4,198,948
4.13%, 01/14/50	2,350	2,503,484

		22,307,211

IT Services — 0.2%
Global Payments, Inc.:
4.00%, 06/01/23	1,400	1,517,692
3.20%, 08/15/29	205	219,604
International Business Machines Corp.:
2.85%, 05/13/22	200	209,253
3.38%, 08/01/23	800	866,563
4.25%, 05/15/49	330	420,159

		3,233,271

Leisure Products — 0.0%
Hasbro, Inc., 3.90%, 11/19/29	307	319,694

Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 4.50%, 03/25/30	120	148,732

Machinery — 0.1%
Deere & Co., 2.75%, 04/15/25	215	234,782
John Deere Capital Corp., 1.20%, 04/06/23	1,040	1,059,124
Otis Worldwide Corp.(b):
2.57%, 02/15/30	90	94,560
3.11%, 02/15/40	70	71,332
3.36%, 02/15/50	55	58,243

		1,518,041

Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 07/23/22	200	213,319
4.91%, 07/23/25	1,350	1,547,212
3.75%, 02/15/28	1,750	1,907,696
5.38%, 04/01/38	1,900	2,288,222
5.38%, 05/01/47	2,170	2,562,590
3.70%, 04/01/51	2,120	2,079,332
Comcast Corp.:
3.70%, 04/15/24	1,750	1,936,865
3.38%, 02/15/25	1,590	1,774,012
2.35%, 01/15/27(d)	400	427,467
4.15%, 10/15/28	200	239,755
2.65%, 02/01/30	3,385	3,681,384
4.60%, 10/15/38	1,200	1,525,975
3.25%, 11/01/39	255	282,870
Fox Corp., 4.03%, 01/25/24	1,040	1,152,789
Interpublic Group of Cos., Inc., 3.75%, 10/01/21	215	222,906
Thomson Reuters Corp.:
3.85%, 09/29/24	800	866,467
3.35%, 05/15/26	800	869,390
Time Warner Cable LLC, 4.50%, 09/15/42	700	745,291
Walt Disney Co., 2.65%, 01/13/31	2,965	3,141,888

		27,465,430

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) June 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining — 0.1%
Newmont Corp., 2.25%, 10/01/30	$1,930	$1,955,984

Multi-Utilities — 0.2%
Ameren Corp., 2.50%, 09/15/24	65	68,880
CenterPoint Energy, Inc., 4.25%, 11/01/28(d)	730	848,795
Dominion Energy, Inc., 2.58%, 07/01/20	210	210,000
NiSource, Inc.:
3.60%, 05/01/30	60	68,725
3.95%, 03/30/48	310	358,603
San Diego Gas & Electric Co., 3.60%, 09/01/23	1,590	1,714,807
Sempra Energy, 2.90%, 02/01/23(d)	255	266,414
Southwest Gas Corp.:
3.70%, 04/01/28(d)	230	256,180
2.20%, 06/15/30	85	87,250
Washington Gas Light Co., 3.65%, 09/15/49	30	33,212

		3,912,866

Oil, Gas & Consumable Fuels — 2.2%
Chevron Corp.:
1.55%, 05/11/25	550	565,591
2.24%, 05/11/30	165	172,798
2.98%, 05/11/40	70	74,946
3.08%, 05/11/50	60	63,703
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	500	522,344
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	1,500	1,631,719
Enbridge, Inc., 4.00%, 11/15/49	600	647,430
EOG Resources, Inc., 4.38%, 04/15/30	395	471,250
Equinor ASA:
2.75%, 11/10/21	2,480	2,545,117
3.25%, 11/10/24	400	443,913
3.25%, 11/18/49	500	531,417
Exxon Mobil Corp.:
3.18%, 03/15/24	800	864,266
2.99%, 03/19/25	2,170	2,356,153
Hess Corp.:
5.60%, 02/15/41	980	1,029,452
5.80%, 04/01/47	1,155	1,255,331
HollyFrontier Corp., 5.88%, 04/01/26	3,160	3,467,824
Magellan Midstream Partners LP, 3.25%, 06/01/30	175	185,303
Occidental Petroleum Corp.(f):
8.50%, 07/15/27	630	629,212
8.88%, 07/15/30	975	973,781
ONEOK Partners LP:
3.38%, 10/01/22	1,000	1,035,009
4.90%, 03/15/25	2,000	2,171,237
6.13%, 02/01/41	800	866,175
ONEOK, Inc.:
2.75%, 09/01/24	1,475	1,488,140
5.20%, 07/15/48	270	270,018
Phillips 66 Partners LP, 3.15%, 12/15/29	2,645	2,707,995
Sabine Pass Liquefaction LLC:
4.20%, 03/15/28	3,062	3,286,923
4.50%, 05/15/30(b)	5,608	6,226,025
Suncor Energy, Inc., 3.10%, 05/15/25	1,900	2,029,364
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/30(b)	975	999,222
TransCanada PipeLines Ltd.:
3.75%, 10/16/23	800	863,887
5.10%, 03/15/49	60	76,871
Transcontinental Gas Pipe Line Co. LLC(b):
3.25%, 05/15/30	205	218,925
3.95%, 05/15/50	190	202,446
Williams Cos., Inc., 3.50%, 11/15/30	690	723,423

		41,597,210

Security	Par (000)	Value

Personal Products — 0.6%
Estee Lauder Cos., Inc., 1.70%, 05/10/21	$400	$404,283
Procter & Gamble Co.:
2.45%, 03/25/25	400	434,118
2.80%, 03/25/27	2,835	3,152,690
3.60%, 03/25/50	1,030	1,294,266
Unilever Capital Corp.:
3.00%, 03/07/22	1,440	1,502,410
2.20%, 05/05/22	2,700	2,779,961
2.00%, 07/28/26(d)	800	850,900

		10,418,628

Pharmaceuticals — 4.2%
AbbVie, Inc.(b):
2.60%, 11/21/24	3,520	3,736,873
3.20%, 11/21/29	2,770	3,048,084
4.05%, 11/21/39	890	1,040,819
4.25%, 11/21/49	530	642,450
AmerisourceBergen Corp.:
3.45%, 12/15/27	1,427	1,595,527
2.80%, 05/15/30(d)	1,855	1,954,092
AstraZeneca PLC:
2.38%, 11/16/20	3,275	3,299,813
3.50%, 08/17/23	1,200	1,297,562
3.13%, 06/12/27	1,490	1,659,478
Banner Health, Series 2020, 3.18%, 01/01/50	119	127,956
Bristol-Myers Squibb Co.:
2.25%, 08/15/21(b)	1,700	1,731,872
3.25%, 11/01/23(d)	400	435,148
3.45%, 11/15/27(b)	557	641,810
CVS Health Corp.:
2.80%, 07/20/20	2,535	2,537,279
3.35%, 03/09/21	2,492	2,541,442
4.78%, 03/25/38(d)	1,050	1,304,732
Eli Lilly & Co., 2.75%, 06/01/25	378	415,779
GlaxoSmithKline Capital PLC:
3.13%, 05/14/21	1,962	2,010,021
3.38%, 06/01/29	5,760	6,623,694
GlaxoSmithKline Capital, Inc.:
3.38%, 05/15/23	1,800	1,940,802
4.20%, 03/18/43	993	1,243,375
Johnson & Johnson:
2.95%, 03/03/27	2,530	2,822,909
3.70%, 03/01/46	1,329	1,661,645
Laboratory Corp. of America Holdings, 4.63%, 11/15/20(d)	1,625	1,629,278
Merck & Co., Inc.:
2.80%, 05/18/23	800	852,432
2.75%, 02/10/25	800	868,718
0.75%, 02/24/26	5,085	5,074,685
1.45%, 06/24/30	1,540	1,538,237
4.00%, 03/07/49	1,040	1,334,623
2.45%, 06/24/50	680	683,468
Novartis Capital Corp.:
2.40%, 09/21/22	800	833,997
3.10%, 05/17/27	3,500	3,920,337
2.20%, 08/14/30	3,590	3,792,236
2.75%, 08/14/50(d)	3,510	3,708,374
Pfizer, Inc.:
3.00%, 12/15/26	1,000	1,129,488
7.20%, 03/15/39	500	845,430
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21	1,800	1,879,227
Upjohn, Inc.(b):
1.65%, 06/22/25	180	183,533
2.30%, 06/22/27	40	41,261

26	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.70%, 06/22/30	$200	$205,258
3.85%, 06/22/40	200	214,931
4.00%, 06/22/50	190	202,081
Zoetis, Inc.:
3.45%, 11/13/20	355	358,078
3.00%, 09/12/27	1,800	1,986,142
3.90%, 08/20/28	1,155	1,360,288
3.00%, 05/15/50	1,130	1,163,999

		78,119,263

Professional Services — 0.6%
IHS Markit Ltd.:
4.75%, 08/01/28	2,105	2,470,070
4.25%, 05/01/29(d)	40	45,984
Verisk Analytics, Inc.:
4.00%, 06/15/25(d)	1,400	1,582,907
4.13%, 03/15/29	5,210	6,087,332
3.63%, 05/15/50	185	209,438

		10,395,731

Real Estate — 0.6%
Equifax, Inc., 3.10%, 05/15/30	530	565,358
Equinix, Inc.:
2.63%, 11/18/24(d)	900	958,158
3.20%, 11/18/29	9,590	10,429,700

		11,953,216

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
3.00%, 04/01/25(d)	800	879,392
3.05%, 02/15/51	990	1,077,520
Canadian National Railway Co., 2.75%, 03/01/26(d)	800	875,253
CSX Corp.:
3.40%, 08/01/24	800	879,111
2.60%, 11/01/26	800	867,606
Kansas City Southern, 2.88%, 11/15/29(d)	655	691,351
Union Pacific Corp.:
2.75%, 04/15/23	1,590	1,672,880
3.25%, 08/15/25	400	442,267

		7,385,380

Semiconductors & Semiconductor Equipment — 1.2%
Analog Devices, Inc., 2.95%, 04/01/25	225	243,748
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25(d)	540	576,825
Broadcom, Inc.(b):
3.15%, 11/15/25	850	904,674
4.25%, 04/15/26(d)	1,120	1,246,454
4.15%, 11/15/30	2,105	2,287,465
4.30%, 11/15/32	3,395	3,724,921
Intel Corp.:
3.30%, 10/01/21	560	581,319
3.40%, 03/25/25	4,490	5,037,310
Maxim Integrated Products, Inc.:
3.38%, 03/15/23	1,000	1,038,638
3.45%, 06/15/27(d)	1,015	1,108,358
Micron Technology, Inc.:
4.19%, 02/15/27	280	310,172
2.50%, 04/24/23	940	976,908
NVIDIA Corp.:
2.85%, 04/01/30(d)	60	66,749
3.50%, 04/01/40	60	69,983
3.50%, 04/01/50	2,395	2,736,419
3.70%, 04/01/60	50	59,367
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(b)	190	199,174

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.:
2.25%, 05/01/23	$800	$837,905
1.75%, 05/04/30	730	740,809

		22,747,198

Software — 1.3%
Activision Blizzard, Inc., 2.30%, 09/15/21	200	203,847
Citrix Systems, Inc.:
4.50%, 12/01/27	1,300	1,491,545
3.30%, 03/01/30	2,150	2,298,331
Intuit, Inc.:
0.65%, 07/15/23	350	350,686
0.95%, 07/15/25	405	405,877
1.35%, 07/15/27	1,410	1,416,491
1.65%, 07/15/30	1,415	1,410,763
Microsoft Corp.:
1.55%, 08/08/21(d)	1,285	1,302,591
3.63%, 12/15/23	4,250	4,691,178
2.70%, 02/12/25	800	872,120
Oracle Corp.:
3.88%, 07/15/20	425	425,549
1.90%, 09/15/21	950	966,235
2.50%, 04/01/25	4,025	4,310,864
2.95%, 05/15/25	800	874,126
VMware, Inc., 2.95%, 08/21/22	3,800	3,930,559

		24,950,762

Specialty Retail — 0.2%
Home Depot, Inc.:
5.40%, 09/15/40	200	284,459
3.13%, 12/15/49	1,240	1,361,215
Lowe’s Cos., Inc., 4.00%, 04/15/25	490	558,395
Ross Stores, Inc., 4.60%, 04/15/25	2,000	2,295,688

		4,499,757

Technology Hardware, Storage & Peripherals — 1.2%
Adobe, Inc.:
1.90%, 02/01/25	745	786,702
2.15%, 02/01/27	2,090	2,243,604
Apple, Inc.:
2.25%, 02/23/21	1,700	1,718,661
1.80%, 09/11/24	940	984,366
3.00%, 06/20/27	925	1,035,826
2.65%, 05/11/50	915	958,438
Dell International LLC/EMC Corp.(b):
5.85%, 07/15/25	230	264,316
8.10%, 07/15/36	235	309,903
8.35%, 07/15/46	3,050	4,068,054
Hewlett Packard Enterprise Co., 4.45%, 10/02/23	3,690	4,026,006
HP, Inc.:
2.20%, 06/17/25	1,030	1,063,128
3.00%, 06/17/27	1,250	1,310,520
3.40%, 06/17/30	1,000	1,027,493
NetApp, Inc., 2.38%, 06/22/27	3,140	3,188,995

		22,986,012

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.:
2.40%, 03/27/25	245	263,485
3.25%, 03/27/40	2,075	2,322,397
Ralph Lauren Corp., 1.70%, 06/15/22	1,305	1,326,613

		3,912,495

Tobacco — 1.2%
Altria Group, Inc.:
3.49%, 02/14/22	570	594,786

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) June 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
5.80%, 02/14/39	$1,127	$1,393,724
4.45%, 05/06/50	215	235,176
BAT Capital Corp.:
2.76%, 08/15/22	1,070	1,107,942
3.56%, 08/15/27	4,360	4,699,382
4.39%, 08/15/37	670	731,042
4.76%, 09/06/49	1,720	1,909,891
Philip Morris International, Inc.:
2.38%, 08/17/22	2,970	3,084,067
2.50%, 08/22/22	500	520,449
2.10%, 05/01/30	3,070	3,163,311
6.38%, 05/16/38	2,010	3,029,089
Reynolds American, Inc.:
4.00%, 06/12/22	305	322,229
5.85%, 08/15/45	1,090	1,339,780

		22,130,868

Water Utilities — 0.1%
Essential Utilities, Inc.:
3.57%, 05/01/29(d)	1,030	1,143,559
2.70%, 04/15/30	380	397,307

		1,540,866

Wireless Telecommunication Services — 0.8%
American Tower Corp., 1.30%, 09/15/25	680	682,160
Crown Castle International Corp.:
5.25%, 01/15/23	1,000	1,112,759
1.35%, 07/15/25	2,205	2,220,713
4.15%, 07/01/50	1,120	1,312,536
3.25%, 01/15/51	360	363,493
EPR Properties, 4.95%, 04/15/28(d)	140	133,679
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(b)	519	525,068
T-Mobile USA, Inc.(b):
3.50%, 04/15/25	25	27,210
3.75%, 04/15/27	90	99,735
3.88%, 04/15/30	1,810	2,014,458
4.38%, 04/15/40	2,345	2,712,509
4.50%, 04/15/50	2,330	2,773,236

		13,977,556

Total Corporate Bonds — 53.0% (Cost — $933,990,016)		991,228,285

Foreign Agency Obligations — 0.3%

Colombia — 0.0%
Colombia Government International Bond, 3.88%, 04/25/27	200	211,938

Indonesia — 0.1%
Indonesia Government International Bond, 4.75%, 07/18/47(b)(d)	500	587,812

Israel — 0.0%
State of Israel, 3.38%, 01/15/50	390	427,538

Mexico — 0.1%
Mexico Government International Bond:
4.15%, 03/28/27	1,145	1,228,585
6.05%, 01/11/40	100	122,031
4.50%, 01/31/50	590	608,290

		1,958,906

Uruguay — 0.1%
Uruguay Government International Bond(d):
4.38%, 01/23/31	530	619,106

Security	Par (000)	Value

Uruguay (continued)
5.10%, 06/18/50	$1,200	$1,547,250
4.98%, 04/20/55	50	63,891

		2,230,247

Total Foreign Agency Obligations — 0.3% (Cost — $4,790,325)		5,416,441

Municipal Bonds — 0.7%

California — 0.3%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series F-2, 6.26%, 04/01/49(e)	500	862,420
Series S-1, 6.92%, 04/01/40	50	79,682
Regents of the University of California Medical Center Pooled Revenue, RB, Series N:
3.01%, 05/15/50(e)	320	322,528
3.26%, 05/15/60	230	240,108
3.71%, 05/15/20(e)	85	87,807
State of California, GO, Build America Bonds:
7.55%, 04/01/39	1,025	1,817,386
7.60%, 11/01/40	500	917,525
State of California, GO, Refunding, 3.50%, 04/01/28	500	574,120
State of California University, RB, Series B, 2.98%, 11/01/51	995	1,053,347
University of California, RB, General, Series AD, 4.86%, 05/15/12	165	231,262
University of California, Refunding RB, Limited Project, Series J, 4.13%, 05/15/45	150	185,165

		6,371,350

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, Refunding RB, Subordinate Lien, Series A, 3.21%, 10/01/48	200	204,764

Illinois — 0.0%
Chicago O’Hare International Airport, ARB, General Senior Lien, Series C, 4.47%, 01/01/49	310	401,590
State of Illinois, GO, Pension, 5.10%, 06/01/33(d)	255	258,761

		660,351

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Consolidated Loan, Series H, 2.90%, 09/01/49	545	585,859

New Jersey — 0.1%
State of New Jersey Turnpike Authority, RB, Build America Bonds, Series A, 7.10%, 01/01/41	550	912,764

New York — 0.2%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Build America Bonds, 5.51%, 08/01/37	110	148,419
City of New York Water & Sewer System, Refunding RB, Build America Bonds, 5.88%, 06/15/44(d)	500	803,805
Metropolitan Transportation Authority, RB, Build America Bonds, Series E, 6.81%, 11/15/40	355	469,246
Port Authority of New York & New Jersey, ARB, 192nd Series, 4.81%, 10/15/65	50	68,348
Port Authority of New York & New Jersey, RB:
4.03%, 09/01/48	1,000	1,203,830
191th Series, 4.82%, 06/01/45	200	224,276
State of New York Dormitory Authority, Refunding RB, Series B, 3.14%, 07/01/43	255	256,410

		3,174,334

28	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 0.0%
State of Pennsylvania University, Refunding RB, Series D, 2.84%, 09/01/50	$80	$82,202

Texas — 0.1%
Grand Parkway Transportation Corp., Refunding RB, 3.24%, 10/01/52	400	417,612
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33(f)	690	856,214
University of Texas System, Refunding RB, Series B, 2.44%, 08/15/49	405	411,901

		1,685,727

Total Municipal Bonds — 0.7% (Cost — $12,420,267)		13,677,351

Non-Agency Mortgage-Backed Securities — 8.8%

Collateralized Mortgage Obligations — 6.8%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, (6 mo. LIBOR US + 1.50%), 2.30%, 10/25/34(a)	44	43,872
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 02/25/21	3	2,954
Citigroup Mortgage Loan Trust, Class A(b)(c):
Series 2013-A, 3.00%, 05/25/42	11	10,208
Series 2014-A, 4.00%, 01/25/35	69	72,140
Connecticut Avenue Securities Trust(b):
Series 2018-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 2.58%, 04/25/31(a)	5,185	5,126,381
Series 2019-R01, Class 2ED2, 1.33%, 07/25/31(c)	7,720	7,295,654
Series 2019-R01, Class 2M2, (1 mo. LIBOR US + 2.45%), 2.63%, 07/25/31(a)	5,760	5,619,437
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 2.48%, 08/25/31(a)	9,658	9,512,956
Series 2019-R03, Class 1M2, (1 mo. LIBOR US + 2.15%), 2.33%, 09/25/31(a)	4,792	4,731,791
Series 2019-R04, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.28%, 06/25/39(a)	12,033	11,681,727
Series 2019-R05, Class 1M2, (1 mo. LIBOR US + 2.00%), 2.18%, 07/25/39(a)	7,605	7,438,161
Series 2019-R06, Class 2ED2, (1 mo. LIBOR US + 1.00%), 1.18%, 09/25/39(a)	9,000	8,337,648
Series 2019-R06, Class 2M1, (1 mo. LIBOR US + 0.75%), 0.93%, 09/25/39(a)	604	603,149
Series 2019-R06, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.28%, 09/25/39(a)	11,019	10,687,155
Series 2019-R07, Class 1M1, (1 mo. LIBOR US + 0.77%), 0.95%, 10/25/39(a)	1,223	1,222,506
Series 2020-R01, Class 1M1, (1 mo. LIBOR US + 0.80%), 0.98%, 01/25/40(a)	9,041	8,989,744
Series 2020-R02, Class 2M1, (1 mo. LIBOR US + 0.75%), 0.93%, 01/25/40(a)	4,011	3,967,738
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	7	6,148
Credit Suisse Mortgage Capital Certificates, Series 2009-15R, Class 3A1, 4.07%, 03/26/36(b)(c)	10	9,632
Fannie Mae Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, (1 mo. LIBOR US + 4.25%), 4.43%, 01/25/29(a)	3,974	4,112,204
Series 2016-C05, Class 2M2F, (1 mo. LIBOR US + 2.75%), 2.93%, 01/25/29(a)	408	408,201
Series 2018-C01, Class 1EA1, 0.63%, 07/25/30(c)	5,232	4,910,171
Series 2018-C02, Class 2ED2, 1.08%, 08/25/30(c)	8,085	7,844,556

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac STACR Trust(a)(b):
Series 2019-DNA2, Class M2, (1 mo. LIBOR US + 2.45%), 2.63%, 03/25/49	$1,850	$1,823,514
Series 2020-DNA1, Class M1, (1 mo. LIBOR US + 0.70%), 0.88%, 01/25/50	1,807	1,803,621
Series 2020-DNA2, Class M1, (1 mo. LIBOR US + 0.75%), 0.93%, 02/25/50	5,763	5,710,403
Series 2020-HQA1, Class M1, (1 mo. LIBOR US + 0.75%), 0.93%, 01/25/50	1,252	1,248,928
Freddie Mac Structured Agency Credit Risk Debt Notes(a):
Series 2015-DNA1, Class M2, (1 mo. LIBOR US + 1.85%), 2.03%, 10/25/27	2,382	2,378,882
Series 2016-DNA1, Class M3, (1 mo. LIBOR US + 5.55%), 5.72%, 07/25/28	2,018	2,108,931
Series 2017-DNA1, Class M1, (1 mo. LIBOR US + 1.20%), 1.38%, 07/25/29	258	257,616
Series 2017-DNA2, Class M1, (1 mo. LIBOR US + 1.20%), 1.38%, 10/25/29	413	413,794
Series 2017-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 0.93%, 03/25/30	317	317,070
STACR Trust(a)(b):
Series 2018-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 0.93%, 09/25/48	17	16,990
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 1.83%, 04/25/43	4,865	4,808,110
Series 2018-HRP1, Class M2B, (1 mo. LIBOR US + 1.65%), 1.83%, 04/25/43	1,685	1,667,734
Series 2018-HRP2, Class M2, (1 mo. LIBOR US + 1.25%), 1.43%, 02/25/47	1,826	1,798,511

		126,988,237

Commercial Mortgage-Backed Securities — 2.0%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class B, 4.51%, 09/15/48(c)	360	381,916
Citigroup Commercial Mortgage Trust:
Series 2006-C5, Class AJ, 5.48%, 10/15/49	25	23,837
Series 2015-GC29, Class A2, 2.67%, 04/10/48	157	156,940
Series 2016-GC36, Class A5, 3.62%, 02/10/49	550	606,133
Series 2017-P8, Class AS, 3.79%, 09/15/50(c)	2,090	2,313,022
COMM Mortgage Trust, Series 2015-CR22, Class A2, 2.86%, 03/10/48	1,717	1,716,792
Commercial Mortgage Trust:
Series 2012-CR3, Class AM, 3.42%, 10/15/45(b)	1,680	1,710,997
Series 2013-CR11, Class B, 5.28%, 08/10/50(c)	380	393,674
Series 2013-LC6, Class AM, 3.28%, 01/10/46	400	411,241
Series 2014-CR17, Class A5, 3.98%, 05/10/47	670	731,138
DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.20%, 05/10/49(c)	330	331,797
Eleven Madison Avenue Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 09/10/35(b)(c)	150	162,300
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49(c)	43	35,267
GS Mortgage Securities Trust:
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	280	287,276
Series 2013-GC13, Class A5, 4.19%, 07/10/46(c)	170	182,426
Series 2014-GC20, Class A5, 4.00%, 04/10/47	730	789,661
Series 2015-GC30, Class B, 4.17%, 05/10/50(c)	300	304,974
Series 2015-GS1, Class A3, 3.73%, 11/10/48	2,030	2,244,900
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 08/15/46(c)	430	461,427
Series 2013-C17, Class A3, 3.93%, 01/15/47	1,224	1,314,492
Series 2014-C25, Class AS, 4.07%, 11/15/47	2,180	2,313,369
Series 2015-C30, Class A5, 3.82%, 07/15/48	1,780	1,963,228
Series 2015-C33, Class A4, 3.77%, 12/15/48	2,360	2,613,455
Series 2016-C1, Class A5, 3.58%, 03/15/49	810	894,884

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) June 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class B, 5.67%, 05/12/45(c)	$210	$10,823
Series 2011-C5, Class A3, 4.17%, 08/15/46	52	53,568
Series 2012-CBX, Class AS, 4.27%, 06/15/45	350	361,504
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.04%, 11/15/46	460	490,436
Morgan Stanley Capital I Trust:
Series 2012-C4, Class A4, 3.24%, 03/15/45	680	692,415
Series 2015-MS1, Class A4, 3.78%, 05/15/48(c)	550	606,529
Series 2015-UBS8, Class A3, 3.54%, 12/15/48	3,010	3,280,342
Series 2019-L3, Class AS, 3.49%, 11/15/52	970	1,020,767
Wells Fargo Commercial Mortgage Trust, Class AS:
Series 2014-LC18, 3.81%, 12/15/47	510	536,696
Series 2015-C26, 3.58%, 02/15/48	1,380	1,437,507
Series 2018-C46, 4.38%, 08/15/51	2,670	2,978,651
WF-RBS Commercial Mortgage Trust:
Series 2012-C08, Class AS, 3.66%, 08/15/45	640	658,051
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	456,689
Series 2013-C18, Class A5, 4.16%, 12/15/46(c)	620	663,730
Series 2014-C23, Class A4, 3.65%, 10/15/57	314	336,673
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class AS, 4.21%, 10/15/57(c)	1,140	1,215,172

		37,144,699

Total Non-Agency Mortgage-Backed Securities — 8.8% (Cost — $164,914,981)		164,132,936

U.S. Government Sponsored Agency Securities — 45.8%

Collateralized Mortgage Obligations — 1.5%
Fannie Mae Connecticut Avenue Securities(a):
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 4.63%, 01/25/29	402	410,973
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 3.73%, 07/25/29	1,625	1,635,953
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 2.38%, 01/25/30	1,749	1,756,352
Series 2017-C06, Class 1M2A, (1 mo. LIBOR US + 2.65%), 2.83%, 02/25/30	460	461,795
Series 2017-C07, Class 2M2A, (1 mo. LIBOR US + 2.50%), 2.68%, 05/25/30	367	367,213
Freddie Mac STACR Trust(a)(b):
Series 2018-HQA2, Class M2, (1 mo. LIBOR US + 2.30%), 2.48%, 10/25/48	5,000	4,814,894
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 1.13%, 11/25/48	2,462	2,425,621
Series 2019-HQA1, Class M2, (1 mo. LIBOR US + 2.35%), 2.53%, 02/25/49	7,537	7,376,745
Series 2019-HQA2, Class M2, (1 mo. LIBOR US + 2.05%), 2.23%, 04/25/49	1,280	1,253,463
Series 2019-HQA3, Class M2, (1 mo. LIBOR US + 1.85%), 2.03%, 09/25/49	4,091	3,950,933
Freddie Mac Structured Agency Credit Risk Debt Notes(a):
Series 2015-DNA3, Class M2, (1 mo. LIBOR US + 2.85%), 3.03%, 04/25/28	78	78,430
Series 2016-DNA2, Class M3, (1 mo. LIBOR US + 4.65%), 4.83%, 10/25/28	1,893	1,970,415
Series 2016-HQA3, Class M2, (1 mo. LIBOR US + 1.35%), 1.53%, 03/25/29	50	49,900
Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.45%), 3.63%, 10/25/29	1,370	1,388,440

		27,941,127

Security	Par (000)	Value

Commercial Mortgage-Backed Securities — 2.4%
Fannie Mae, Class A2:
Series 2012-M13, 2.38%, 05/25/22	$3,125	$3,194,824
Series 2012-M5, 2.72%, 02/25/22	1,538	1,574,575
Series 2012-M9, 2.48%, 04/25/22	3,702	3,777,587
Series 2013-M3, 2.51%, 11/25/22(c)	4,043	4,161,907
Series 2014-M3, 3.50%, 01/25/24(c)	1,953	2,116,143
Series 2016-M13, 2.57%, 09/25/26(c)	800	846,203
Series 2018-M1, 3.08%, 12/25/27(c)	1,590	1,781,983
Series 2018-M7, 3.15%, 03/25/28(c)	1,590	1,769,098
Freddie Mac:
Series K020, Class A2, 2.37%, 05/25/22	7,960	8,192,170
Series K031, Class A2, 3.30%, 04/25/23(c)	281	300,608
Series K055, Class A2, 2.67%, 03/25/26	1,590	1,737,842
Series K060, Class A2, 3.30%, 10/25/26	1,190	1,353,620
Series K061, Class A2, 3.35%, 11/25/26(c)	1,590	1,813,924
Series K064, Class A2, 3.22%, 03/25/27	2,790	3,172,710
Series K072, Class A2, 3.44%, 12/25/27	1,190	1,385,110
Series K073, Class A2, 3.35%, 01/25/28	1,610	1,863,671
Series K076, Class A2, 3.90%, 04/25/28	2,390	2,862,174
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, Class A2, 2.68%, 10/25/22	3,980	4,148,571

		46,052,720

Mortgage-Backed Securities — 41.9%
Fannie Mae Mortgage-Backed Securities:
(6 mo. LIBOR US + 1.04%), 2.16%, 05/01/33(a)	4	3,840
(11th District Cost of Funds + 1.25%), 2.24%, 09/01/34(a)	139	136,778
(12 mo. LIBOR US + 1.54%), 2.37%, 06/01/43(a)	78	80,365
2.50%, 09/01/28 - 01/01/50	1,208	1,266,255
(12 mo. LIBOR US + 1.53%), 2.84%, 05/01/43(a)	29	30,132
3.00%, 12/01/26 - 05/01/50	29,359	31,029,389
(6 mo. LIBOR US + 1.36%), 3.18%, 10/01/32(a)	14	14,296
(12 mo. LIBOR US + 1.53%), 3.28%, 04/01/43(a)	1	520
(12 mo. LIBOR US + 1.38%), 3.38%, 04/01/35(a)	74	75,254
3.50%, 11/01/31 - 11/01/51	56,550	60,458,368
(12 mo. LIBOR US + 1.71%), 3.56%, 04/01/40(a)	7	6,923
(12 mo. LIBOR US + 1.77%), 3.78%, 01/01/42(a)	21	21,617
(12 mo. LIBOR US + 1.81%), 3.81%, 02/01/42(a)	2	1,861
4.00%, 06/01/24 - 02/01/57	37,497	40,759,149
(12 mo. LIBOR US + 1.82%), 4.07%, 09/01/41(a)	46	47,867
(12 mo. LIBOR US + 1.75%), 4.33%, 08/01/41(a)	30	31,062
4.50%, 04/01/23 - 08/01/49	9,627	10,566,154
5.00%, 01/01/24 - 04/01/49	4,827	5,440,952
5.50%, 10/01/32 - 01/01/47	3,479	3,979,857
6.00%, 11/01/22 - 09/01/38	935	1,078,116
6.50%, 12/01/30 - 01/01/36	769	872,996
7.00%, 01/01/32 - 06/01/32	23	27,721
7.50%, 09/01/29	7	7,490
Freddie Mac Mortgage-Backed Securities:
(11th District Cost of Funds + 1.25%), 2.13%, 11/01/27(a)	76	74,905
(12 mo. LIBOR US + 1.50%), 2.37%, 06/01/43(a)	7	7,402
(12 mo. LIBOR US + 1.60%), 2.40%, 08/01/43(a)	32	33,311
(12 mo. LIBOR US + 1.65%), 2.46%, 05/01/43(a)	103	106,685
2.50%, 02/01/27 - 10/01/49	1,204	1,273,847
3.00%, 05/01/27 - 12/01/49	16,884	17,901,726
3.50%, 04/01/26 - 05/01/50	21,590	23,060,333
(12 mo. LIBOR US + 1.75%), 3.54%, 04/01/38(a)	96	98,266
(12 mo. LIBOR US + 1.75%), 3.75%, 02/01/40(a)	67	70,221
(1 year CMT + 2.34%), 3.84%, 04/01/32(a)	31	31,462
(12 mo. LIBOR US + 1.90%), 3.86%, 01/01/42(a)	1	1,348
4.00%, 10/01/24 - 03/01/49	16,080	17,270,265

30	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2020	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
(12 mo. LIBOR US + 1.76%), 4.13%, 08/01/41(a)	$34	$35,000
(12 mo. LIBOR US + 1.89%), 4.34%, 07/01/41(a)	30	30,925
(12 mo. LIBOR US + 1.79%), 4.40%, 09/01/32(a)	3	2,533
4.50%, 08/01/20 - 01/01/49	4,513	4,910,626
5.00%, 10/01/20 - 07/01/48	2,184	2,415,314
5.50%, 05/01/33 - 08/01/38	972	1,097,399
6.00%, 07/01/21 - 04/01/38	390	447,137
6.50%, 05/01/21 - 08/01/36	335	405,505
7.50%, 12/01/30	1	719
Ginnie Mae Mortgage-Backed Securities:
2.50%, 07/01/50(g)	5,650	5,947,508
3.00%, 01/20/43 - 07/01/50(g)	45,141	47,855,242
3.50%, 01/15/41 - 07/01/50(g)	43,016	45,859,844
4.00%, 09/15/40 - 07/01/50(g)	25,405	27,234,313
4.50%, 03/15/39 - 07/01/50(g)	13,490	14,515,652
5.00%, 11/20/33 - 07/01/50(g)	3,260	3,631,424
5.50%, 06/15/34 - 04/20/48	749	863,488
6.00%, 01/15/32 - 10/20/38	228	262,443
6.50%, 06/15/28 - 07/15/38	86	99,565
7.00%, 06/15/29	12	12,189
7.50%, 08/20/30	3	3,775
Uniform Mortgage-Backed Securities(g):
2.00%, 07/01/50	29,725	30,419,358
2.50%, 07/01/35 - 07/01/50	234,245	244,320,758
3.00%, 07/01/35 - 07/01/50	85,973	90,518,968
3.50%, 07/01/35 - 07/01/50	26,434	27,794,746
4.00%, 07/01/35 - 07/01/50	8,700	9,214,963
4.50%, 07/01/50	8,358	8,980,280

		782,746,407

Total U.S. Government Sponsored Agency Securities — 45.8% (Cost — $837,179,137)		856,740,254

Total Long-Term Investments — 123.2% (Cost — $2,223,431,816)		2,304,131,196

	Shares

Short-Term Securities — 12.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.55%(h)(i)(j)	223,188,026	223,478,171

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(h)(j)	100,000	$100,000

Total Short-Term Securities — 12.0% (Cost — $223,412,286)		223,578,171

Total Investments Before TBA Sale Commitments — 135.2% (Cost — $2,446,844,102)		2,527,709,367

	Par (000)

TBA Sale Commitments(g) — (4.0%)

Mortgage-Backed Securities — (4.0%)
Uniform Mortgage-Backed Securities :
2.00%, 07/01/50	$7,425	(7,598,444)
2.50%, 07/01/50	44,750	(46,651,875)
3.00%, 07/01/50	13,288	(13,994,963)
3.50%, 07/01/50	5,810	(6,110,713)
4.00%, 07/01/35	384	(406,178)

Total TBA Sale Commitments — (4.0)% (Proceeds — $74,225,636)		(74,762,173)

Total Investments, Net of TBA Sale Commitments — 131.2% (Cost — $2,372,618,466)		2,452,947,194

Liabilities in Excess of Other Assets — (31.2)%		(583,384,271)

Net Assets — 100.0%		$1,869,562,923

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	All or a portion of this security is on loan.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	When-issued security.
(g)	Represents or includes a TBA transaction.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of the security was purchased with the cash collateral from loaned securities.

(j)

Investments in issuers considered to be an affiliate/affiliates of the Master Portfolio during the six months ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	180,038,038	43,149,988	(b)	—	223,188,026	$223,478,171	$743,566	(c)	$76,896	$154,114
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	100,000	100,000	1,133		—	—

						$223,578,171	$744,699		$76,896	$154,114

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) June 30, 2020	CoreAlpha Bond Master Portfolio

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	15	09/08/20	$2,425	$71,396
Euro-Bund	34	09/08/20	6,743	34,574
10-Year Australian T-Bond	526	09/15/20	54,009	100,022
Long U.S. Treasury Bond	433	09/21/20	77,318	685,944
U.S. Ultra Treasury Bond	956	09/21/20	208,557	2,118,876
2-Year U.S. Treasury Note	49	09/30/20	10,821	7,008

				3,017,820

Short Contracts
Euro OAT	30	09/08/20	5,651	(93,790)
10-Year Canada Bond	344	09/21/20	38,976	(230,566)
10-Year U.S. Treasury Note	510	09/21/20	70,978	(298,776)
10-Year U.S. Ultra Long Treasury Note	498	09/21/20	78,427	(693,943)
Long Gilt	206	09/28/20	35,133	(175,610)
5-Year U.S. Treasury Note	704	09/30/20	88,523	(164,803)

				(1,657,488)

				$1,360,332

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	417,232	EUR	370,000	Bank of America N.A.	09/16/20	$841

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Master Portfolio	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index, Series 29, Version 6	5.00%	Quarterly	06/20/25	USD	14,121	$79,757	$412,654	$(332,897)
Markit iTraxx XO, Series 33, Version 1	5.00	Quarterly	06/20/25	EUR	4,490	(269,990)	72,339	(342,329)

						$(190,233)	$484,993	$(675,226)

Centrally Cleared Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.27%	Semi-Annual	6-Month GBP LIBOR, 0.29%	Semi-Annual	09/08/20	(a)	09/08/22	GBP	402,690	$(986,172)	$(23,072)	$(963,100)
0.25	Semi-Annual	3-Month LIBOR, 0.30%	Quarterly	09/08/20	(a)	09/08/22	USD	182,910	(169,675)	(31,954)	(137,721)
(0.30)	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A		06/08/25	EUR	12,920	(29,906)	4,270	(34,176)
6-Month EURIBOR, (0.31)%	Semi-Annual	(0.42)%	Annual	N/A		06/08/25	EUR	12,965	(61,338)	(132,720)	71,382
6-Month GBP LIBOR, 0.29%	Semi-Annual	0.33	Semi-Annual	09/08/20	(a)	09/08/25	GBP	162,950	917,092	127,537	789,555
0.40	Semi-Annual	3-Month LIBOR, 0.30%	Quarterly	09/08/20	(a)	09/08/25	USD	77,760	(261,329)	(49,469)	(211,860)
1-Month MXIBOR, 5.28%	Monthly	4.87	Monthly	09/17/20	(a)	09/11/25	MXN	45,830	1,013	36	977
1-Month MXIBOR, 5.28%	Monthly	5.01	Monthly	09/17/20	(a)	09/11/25	MXN	48,760	14,441	39	14,402
1-Month MXIBOR, 5.28%	Monthly	5.17	Monthly	09/17/20	(a)	09/11/25	MXN	46,680	28,218	38	28,180

32	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2020	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Month MXIBOR, 5.28%	Monthly	5.40%	Monthly	09/17/20	(a)	09/11/25	MXN	56,440	$59,695	$47	$59,648
6-Month BBR, 0.74%	Semi-Annual	0.61	Semi-Annual	09/16/20	(a)	09/16/25	AUD	5,350	28,561	70	28,491
6-Month BBR, 0.74%	Semi-Annual	0.50	Semi-Annual	09/16/20	(a)	09/16/25	AUD	5,240	7,280	73	7,207
6-Month BBR, 0.74%	Semi-Annual	0.50	Semi-Annual	09/16/20	(a)	09/16/25	AUD	4,280	6,570	59	6,511
6-Month BBR, 0.74%	Semi-Annual	0.53	Semi-Annual	09/16/20	(a)	09/16/25	AUD	6,620	16,286	93	16,193
6-Month BBR, 0.74%	Semi-Annual	0.57	Semi-Annual	09/16/20	(a)	09/16/25	AUD	2,310	8,493	33	8,460
6-Month BBR, 0.74%	Semi-Annual	0.57	Semi-Annual	09/16/20	(a)	09/16/25	AUD	5,690	21,115	81	21,034
6-Month BBR, 0.74%	Semi-Annual	0.60	Semi-Annual	09/16/20	(a)	09/16/25	AUD	5,730	28,331	81	28,250
6-Month BBR, 0.74%	Semi-Annual	0.61	Semi-Annual	09/16/20	(a)	09/16/25	AUD	2,770	14,693	36	14,657
6-Month BBR, 0.74%	Semi-Annual	0.62	Semi-Annual	09/16/20	(a)	09/16/25	AUD	8,960	48,447	117	48,330
6-Month BBR, 0.74%	Semi-Annual	0.63	Semi-Annual	09/16/20	(a)	09/16/25	AUD	5,490	32,506	71	32,435
6-Month BBR, 0.74%	Semi-Annual	0.70	Semi-Annual	09/16/20	(a)	09/16/25	AUD	9,772	81,965	128	81,837
6-Month CAD BA, 0.78%	Semi-Annual	0.71	Semi-Annual	09/16/20	(a)	09/16/25	CAD	3,020	(8,391)	44	(8,435)
6-Month CAD BA, 0.78%	Semi-Annual	0.71	Semi-Annual	09/16/20	(a)	09/16/25	CAD	2,600	(6,606)	38	(6,644)
6-Month CAD BA, 0.78%	Semi-Annual	0.77	Semi-Annual	09/16/20	(a)	09/16/25	CAD	16,090	(4,977)	234	(5,211)
6-Month CAD BA, 0.78%	Semi-Annual	0.92	Semi-Annual	09/16/20	(a)	09/16/25	CAD	3,290	16,553	50	16,503
(0.14)	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/16/20	(a)	09/16/25	EUR	2,600	(31,597)	(684)	(30,913)
(0.20)	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/16/20	(a)	09/16/25	EUR	6,500	(54,799)	18,047	(72,846)
(0.21)	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/16/20	(a)	09/16/25	EUR	6,350	(48,906)	(3,324)	(45,582)
(0.22)	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/16/20	(a)	09/16/25	EUR	12,270	(89,178)	275	(89,453)
(0.24)	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/16/20	(a)	09/16/25	EUR	4,070	(24,000)	90	(24,090)
(0.30)	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/16/20	(a)	09/16/25	EUR	1,370	(4,009)	30	(4,039)
(0.30)	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/16/20	(a)	09/16/25	EUR	2,000	(5,566)	44	(5,610)
(0.31)	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/16/20	(a)	09/16/25	EUR	2,180	(4,759)	48	(4,807)
6-Month GBP LIBOR, 0.29%	Semi-Annual	0.38	Semi-Annual	09/16/20	(a)	09/16/25	GBP	12,650	108,130	2,613	105,517
0.83	Quarterly	3-Month HIBOR, 0.78%	Quarterly	09/16/20	(a)	09/16/25	HKD	29,440	(6,495)	77	(6,572)
0.83	Quarterly	3-Month HIBOR, 0.78%	Quarterly	09/16/20	(a)	09/16/25	HKD	14,900	(4,002)	39	(4,041)
0.84	Quarterly	3-Month HIBOR, 0.78%	Quarterly	09/16/20	(a)	09/16/25	HKD	21,840	(6,913)	57	(6,970)
0.85	Quarterly	3-Month HIBOR, 0.78%	Quarterly	09/16/20	(a)	09/16/25	HKD	15,386	(5,361)	41	(5,402)
0.85	Quarterly	3-Month HIBOR, 0.78%	Quarterly	09/16/20	(a)	09/16/25	HKD	8,285	(3,151)	22	(3,173)
0.86	Quarterly	3-Month HIBOR, 0.78%	Quarterly	09/16/20	(a)	09/16/25	HKD	8,634	(3,974)	23	(3,997)
0.87	Quarterly	3-Month HIBOR, 0.78%	Quarterly	09/16/20	(a)	09/16/25	HKD	28,106	(14,824)	74	(14,898)
0.89	Quarterly	3-Month HIBOR, 0.78%	Quarterly	09/16/20	(a)	09/16/25	HKD	37,120	(23,612)	98	(23,710)
0.90	Quarterly	3-Month HIBOR, 0.78%	Quarterly	09/16/20	(a)	09/16/25	HKD	7,614	(5,451)	20	(5,471)
0.93	Quarterly	3-Month HIBOR, 0.78%	Quarterly	09/16/20	(a)	09/16/25	HKD	10,956	(9,595)	29	(9,624)
0.99	Quarterly	3-Month HIBOR, 0.78%	Quarterly	09/16/20	(a)	09/16/25	HKD	23,240	(28,895)	61	(28,956)
1.03	Quarterly	3-Month HIBOR, 0.78%	Quarterly	09/16/20	(a)	09/16/25	HKD	9,615	(14,659)	25	(14,684)
1.08	Quarterly	3-Month HIBOR, 0.78%	Quarterly	09/16/20	(a)	09/16/25	HKD	9,615	(17,640)	25	(17,665)
1.09	Quarterly	3-Month HIBOR, 0.78%	Quarterly	09/16/20	(a)	09/16/25	HKD	12,820	(24,134)	34	(24,168)
1.20	Quarterly	3-Month HIBOR, 0.78%	Quarterly	09/16/20	(a)	09/16/25	HKD	3,960	(10,429)	10	(10,439)
1.21	Quarterly	3-Month HIBOR, 0.78%	Quarterly	09/16/20	(a)	09/16/25	HKD	9,240	(24,482)	24	(24,506)
0.57	Annual	6-Month WIBOR, 0.18%	Semi-Annual	09/16/20	(a)	09/16/25	PLN	16,980	(2,019)	75	(2,094)
0.59	Annual	6-Month WIBOR, 0.18%	Semi-Annual	09/16/20	(a)	09/16/25	PLN	10,090	(3,167)	47	(3,214)
0.59	Annual	6-Month WIBOR, 0.18%	Semi-Annual	09/16/20	(a)	09/16/25	PLN	9,130	(3,099)	40	(3,139)
0.62	Annual	6-Month WIBOR, 0.18%	Semi-Annual	09/16/20	(a)	09/16/25	PLN	6,710	(5,276)	31	(5,307)
0.66	Annual	6-Month WIBOR, 0.18%	Semi-Annual	09/16/20	(a)	09/16/25	PLN	9,590	(11,409)	45	(11,454)
0.67	Annual	6-Month WIBOR, 0.18%	Semi-Annual	09/16/20	(a)	09/16/25	PLN	8,440	(11,423)	37	(11,460)
0.68	Annual	6-Month WIBOR, 0.18%	Semi-Annual	09/16/20	(a)	09/16/25	PLN	9,660	(14,839)	45	(14,884)
0.70	Annual	6-Month WIBOR, 0.18%	Semi-Annual	09/16/20	(a)	09/16/25	PLN	12,650	(21,823)	59	(21,882)
0.73	Annual	6-Month WIBOR, 0.18%	Semi-Annual	09/16/20	(a)	09/16/25	PLN	9,790	(20,897)	43	(20,940)
0.74	Annual	6-Month WIBOR, 0.18%	Semi-Annual	09/16/20	(a)	09/16/25	PLN	12,010	(27,149)	56	(27,205)
0.80	Annual	6-Month WIBOR, 0.18%	Semi-Annual	09/16/20	(a)	09/16/25	PLN	13,360	(39,457)	59	(39,516)
0.86	Annual	6-Month WIBOR, 0.18%	Semi-Annual	09/16/20	(a)	09/16/25	PLN	30,625	(113,596)	137	(113,733)
0.94	Annual	6-Month WIBOR, 0.18%	Semi-Annual	09/16/20	(a)	09/16/25	PLN	12,950	(61,086)	56	(61,142)
0.72	Semi-Annual	6-Month SIBOR, 0.72%	Semi-Annual	09/16/20	(a)	09/16/25	SGD	2,260	(13,885)	30	(13,915)
0.79	Semi-Annual	6-Month SIBOR, 0.72%	Semi-Annual	09/16/20	(a)	09/16/25	SGD	2,510	(21,647)	33	(21,680)
0.84	Semi-Annual	6-Month SIBOR, 0.72%	Semi-Annual	09/16/20	(a)	09/16/25	SGD	2,160	(22,666)	28	(22,694)
0.85	Semi-Annual	6-Month SIBOR, 0.72%	Semi-Annual	09/16/20	(a)	09/16/25	SGD	5,200	(56,437)	67	(56,504)
3-Month LIBOR, 0.30%	Quarterly	0.37	Semi-Annual	09/16/20	(a)	09/16/25	USD	480	656	10	646
3-Month LIBOR, 0.30%	Quarterly	0.37	Semi-Annual	09/16/20	(a)	09/16/25	USD	3,510	5,058	72	4,986
3-Month LIBOR, 0.30%	Quarterly	0.38	Semi-Annual	09/16/20	(a)	09/16/25	USD	3,810	7,868	78	7,790

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) June 30, 2020	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 0.30%	Quarterly	0.38%	Semi-Annual	09/16/20	(a)	09/16/25	USD	2,600	$5,629	$53	$5,576
3-Month LIBOR, 0.30%	Quarterly	0.39	Semi-Annual	09/16/20	(a)	09/16/25	USD	3,350	7,754	68	7,686
3-Month LIBOR, 0.30%	Quarterly	0.39	Semi-Annual	09/16/20	(a)	09/16/25	USD	1,840	4,949	38	4,911
3-Month LIBOR, 0.30%	Quarterly	0.40	Semi-Annual	09/16/20	(a)	09/16/25	USD	1,770	5,423	36	5,387
3-Month LIBOR, 0.30%	Quarterly	0.47	Semi-Annual	09/16/20	(a)	09/16/25	USD	2,930	19,366	60	19,306
3-Month LIBOR, 0.30%	Quarterly	0.49	Semi-Annual	09/16/20	(a)	09/16/25	USD	3,130	23,502	64	23,438
3-Month LIBOR, 0.30%	Quarterly	0.52	Semi-Annual	09/16/20	(a)	09/16/25	USD	3,890	36,007	79	35,928
3-Month JIBAR, 3.91%	Quarterly	7.22	Quarterly	09/16/20	(a)	09/16/25	ZAR	81,850	404,365	84	404,281
(0.20)	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	N/A		06/08/30	EUR	6,463	25,255	103,391	(78,136)
6-Month EURIBOR, (0.31)%	Semi-Annual	(0.11)	Annual	N/A		06/08/30	EUR	6,430	44,134	6,489	37,645
6-Month GBP LIBOR, 0.29%	Semi-Annual	0.44	Semi-Annual	09/08/20	(a)	09/08/30	GBP	33,930	278,463	108,638	169,825
3-Month LIBOR, 0.30%	Quarterly	0.71	Semi-Annual	09/08/20	(a)	09/08/30	USD	81,650	489,601	205,995	283,606
0.44	Semi-Annual	6-Month GBP LIBOR, 0.29%	Semi-Annual	09/08/20	(a)	09/08/50	GBP	20,140	(32,558)	(198,223)	165,665
0.99	Semi-Annual	3-Month LIBOR, 0.30%	Quarterly	09/08/20	(a)	09/08/50	USD	10,380	(200,803)	(70,105)	(130,698)

									$119,358	$71,473	$47,885

(a)	Forward swap.

OTC Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Counterparty	Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW CDC, 0.69%	Quarterly	0.83%	Quarterly	Bank of America N.A.	09/16/20	09/16/25	KRW	4,266,670	$(7,045)	$—	$(7,045)
3-Month KRW CDC, 0.69%	Quarterly	0.76	Quarterly	Bank of America N.A.	09/16/20	09/16/25	KRW	2,494,030	(11,463)	—	(11,463)
3-Month KRW CDC, 0.69%	Quarterly	0.91	Quarterly	Bank of America N.A.	09/16/20	09/16/25	KRW	1,625,480	2,598	—	2,598

									$(15,910)	$—	$(15,910)

(a)	Forward swap.

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$1,066,017	$(509,551)	$2,556,245	$(3,183,586)
OTC Swaps	—	—	2,598	(18,508)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$3,017,820	$—	$3,017,820
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	841	—	—	841
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	2,556,245	—	2,556,245
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	—	—	2,598	—	2,598

	$—	$—	$—	$841	$5,576,663	$—	$5,577,504

34	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2020	CoreAlpha Bond Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure (continued)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$1,657,488	$—	$1,657,488
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	675,226	—	—	2,508,360	—	3,183,586
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	—	—	18,508	—	18,508

	$—	$675,226	$—	$—	$4,184,356	$—	$4,859,582

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended June 30, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$32,508,641	$—	$32,508,641
Forward foreign currency exchange contracts	—	—	—	346,231	—	—	346,231
Swaps	—	1,650,964	—	—	6,234,997	—	7,885,961

	$—	$1,650,964	$—	$346,231	$38,743,638	$—	$40,740,833

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$5,777,180	$—	$5,777,180
Forward foreign currency exchange contracts	—	—	—	54,024	—	—	54,024
Swaps	—	(675,226)	—	—	(3,698)	—	(678,924)

	$—	$(675,226)	$—	$54,024	$5,773,482	$—	$5,152,280

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$369,008,068
Average notional value of contracts — short	$201,283,771
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,051,950
Average amounts sold — in USD	$—	(a)
Credit default swaps:
Average notional value — buy protection	$14,347,940
Interest rate swaps:
Average notional value — pays fixed rate	$1,083,683,013
Average notional value — receives fixed rate	$648,362,582

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) June 30, 2020	CoreAlpha Bond Master Portfolio

Derivative Financial Instruments — Offsetting as of Period End

The Master Portfolio’s derivative assets and liabilities (by type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$392,502	$1,259,796
Forward foreign currency exchange contracts	841	—
Swaps — Centrally cleared	—	377,004
Swaps — OTC(a)	2,598	18,508

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$395,941	$1,655,308
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(392,502)	(1,636,800)

Total derivative assets and liabilities subject to an MNA	$3,439	$18,508

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.

The following table presents the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Master portfolio:

Counterparty	Derivative Asset Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Bank of America N.A.	$3,439	$(3,439)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (b)
Bank of America N.A.	$18,508	$(3,439)	$—	$—	$15,069

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$272,935,929	$—	$272,935,929
Corporate Bonds	—	991,228,285	—	991,228,285
Foreign Agency Obligations	—	5,416,441	—	5,416,441
Municipal Bonds	—	13,677,351	—	13,677,351
Non-Agency Mortgage-Backed Securities	—	164,132,936	—	164,132,936
U.S. Government Sponsored Agency Securities	—	856,740,254	—	856,740,254
Short-Term Securities	223,578,171	—	—	223,578,171
Liabilities:
Investments:
TBA Sale Commitments	—	(74,762,173)	—	(74,762,173)

	$223,578,171	$2,229,369,023	$—	$2,452,947,194

36	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2020	CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Foreign currency exchange contracts	$—	$841	$—	$841
Interest rate contracts	3,017,820	2,558,843	—	5,576,663
Liabilities:
Credit contracts	—	(675,226)	—	(675,226)
Interest rate contracts	(1,657,488)	(2,526,868)	—	(4,184,356)

	$1,360,332	$(642,410)	$—	$717,922

The breakdown of the Master portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	37

Statement of Assets and Liabilities  (unaudited)

June 30, 2020

CoreAlpha Bond Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $35,741,990, cost — $2,223,431,816)	$2,304,131,196
Investments at value — affiliated (cost — $223,412,286)	223,578,171
Cash pledged:
Futures contracts	13,290,000
Centrally cleared swaps	7,639,000
Foreign currency at value (cost — $11,883,452)	12,133,374
Receivables:
Investments sold	9,763,687
Securities lending income — affiliated	20,146
TBA sale commitments	74,381,525
Dividends — affiliated	72,942
Interest — unaffiliated	9,539,179
Principal paydowns	165,821
Variation margin on futures contracts	392,502
Unrealized appreciation on:
Forward foreign currency exchange contracts	841
OTC swaps	2,598

Total assets	2,655,110,982

LIABILITIES
Bank overdraft	406,721
Cash received as collateral for TBA commitments	1,814,000
Cash collateral on securities loaned at value	36,835,149
TBA sale commitments at value (proceeds — $74,225,636)	74,762,173
Payables:
Investments purchased	493,751,654
Contributions to the Master	175,209,259
Investment advisory fees	1,092,624
Other accrued expenses	21,171
Variation margin on futures contracts	1,259,796
Variation margin on centrally cleared swaps	377,004
Unrealized depreciation on OTC swaps	18,508

Total liabilities	785,548,059

NET ASSETS	$1,869,562,923

NET ASSETS CONSIST OF
Investors’ capital	$1,788,447,856
Net unrealized appreciation (depreciation)	81,115,067

NET ASSETS	$1,869,562,923

See notes to financial statements.

38	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations  (unaudited)

Six Months Ended June 30, 2020

CoreAlpha Bond Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$580,274
Interest — unaffiliated	27,431,946
Securities lending income — affiliated — net	164,425
Foreign taxes withheld	(625)

Total investment income	28,176,020

EXPENSES
Investment advisory	2,243,387
Trustees	9,308
Professional	24,501

Total expenses	2,277,196
Less fees waived and/or reimbursed by the Manager	(67,538)

Total expenses after fees waived and/or reimbursed	2,209,658

Net investment income	25,966,362

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Futures contracts	32,508,641
Forward foreign currency exchange contracts	346,231
Foreign currency transactions	(1,097,791)
Investments — affiliated	76,896
Investments — unaffiliated	22,482,948
Swaps	7,885,961

62,202,886

Net change in unrealized appreciation (depreciation) on:
Futures contracts	5,777,180
Forward foreign currency exchange contracts	54,024
Foreign currency translations	290,988
Investments — affiliated	154,114
Investments — unaffiliated	30,858,742
Swaps	(678,924)

36,456,124

Net realized and unrealized gain	98,659,010

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$124,625,372

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets

	CoreAlpha Bond Master Portfolio
	Six Months Ended 06/30/20 (unaudited)	Year Ended 12/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$25,966,362	$50,111,615
Net realized gain	62,202,886	41,419,073
Net change in unrealized appreciation (depreciation)	36,456,124	55,407,080

Net increase in net assets resulting from operations	124,625,372	146,937,768

CAPITAL TRANSACTIONS
Proceeds from contributions	378,027,889	629,572,441
Value of withdrawals	(571,210,844)	(324,078,511)

Net increase (decrease) in net assets derived from capital transactions	(193,182,955)	305,493,930

NET ASSETS
Total increase (decrease) in net assets	(68,557,583)	452,431,698
Beginning of period	1,938,120,506	1,485,688,808

End of period	$1,869,562,923	$1,938,120,506

See notes to financial statements.

40	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	CoreAlpha Bond Master Portfolio
	Six Months Ended 06/30/20 (unaudited)		Year Ended December 31,
			2019	2018		2017	2016	2015

Total Return
Total return	6.52	%(a)	9.74%	(0.11)%		4.28%	2.46%	0.60%

Ratios to Average Net Assets(b)
Total expenses	0.24	%(c)	0.24%	0.27	%(d)	0.26%	0.26%	0.25%

Total expenses after fees waived and/or reimbursed	0.23	%(c)	0.23%	0.24%		0.24%	0.25%	0.24%

Net investment income	2.72	%(c)	3.05%	3.11%		2.54%	2.33%	2.53%

Supplemental Data
Net assets, end of period (000)	$1,869,563		$1,938,121	$1,485,689		$780,259	$672,181	$815,997

Portfolio turnover rate(e)	207%		263%	331%		515%	677%	612%

(a)	Aggregate total return.
(b)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/20 (unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Investments in underlying funds	—%	0.01%	0.02%	0.02%	—%	—%

(c)	Annualized.
(d)	Includes board realignment and consolidation costs. Without these costs, total expenses a would have been 0.25%.
(e)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/20 (unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Portfolio turnover rate (excluding MDRs)	133%	166%	189%	322%	459%	540%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Master Investment Portfolio II (“MIP II”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP II is organized as a Delaware statutory trust. CoreAlpha Bond Master Portfolio (the “Master Portfolio”) is a series of MIP II. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

Prior Year Reorganization: The Board of BlackRock Funds VI, the Board of MIP II and the Board of Directors of FDP Series II, Inc. approved the reorganization of the FDP CoreAlpha Bond Fund (the “Target Fund”), a series of FDP Series II, Inc., into BlackRock CoreAlpha Bond Fund (the “Fund”), a series of BlackRock Funds VI. As a result, the Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Fund.

On September 23, 2019, all of the portfolio securities previously held by the Target Fund were subsequently contributed by the Fund to the Master Portfolio in exchange for an investment in the Master Portfolio.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
FDP BlackRock CoreAlpha Bond Fund	$83,082,606	$81,106,915

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income and non-cash dividend income, if any, are recorded on the ex-dividend date. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of MIP II (the “Board”), the trustees who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

42	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Master Portfolio, as applicable. Deferred compensation liabilities are included in the Trustees’ and officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Master Portfolio until such amounts are distributed in accordance with the Plan.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements  (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

44	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, the Master Portfolio is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule[s] of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as corporate bonds in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Barclays Bank PLC	$1,623,529	$(1,623,529)	$—
Barclays Capital, Inc.	1,184,948	(1,184,948)	—
BofA Securities, Inc.	1,362,403	(1,362,403)	—
Citigroup Global Markets, Inc.	1,064,297	(1,064,297)	—
Credit Suisse Securities (USA) LLC	367,468	(367,468)	—
Goldman Sachs & Co.	11,254,388	(11,254,388)	—
HSBC Securities (USA), Inc.	217,563	(217,563)	—
J.P. Morgan Securities LLC	6,103,376	(6,103,376)	—

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements  (unaudited) (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Morgan Stanley & Co. LLC	$4,063,700	$(4,063,700)	$—
Pershing LLC	234,516	(234,516)	—
RBC Capital Markets LLC	5,386,864	(5,386,864)	—
Scotia Capital (USA), Inc.	579,641	(579,641)	—
Wells Fargo Securities LLC	2,299,297	(2,299,297)	—

	$35,741,990	$(35,741,990)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When

46	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Master Portfolio’s counterparty on the swap agreement becomes the CCP. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a Master Portfolio is not otherwise exposed (credit risk).

The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•

Forward swaps — The Master Portfolio enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements  (unaudited) (continued)

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

MIP II, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets.

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.24%
$1 Billion — $3 Billion	0.23
$3 Billion — $5 Billion	0.22
$5 Billion — $10 Billion	0.21
Greater than $10 Billion	0.20

With respect to the Master Portfolio, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock Fund Advisors (“BFA”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays each Sub-Adviser for services it provides for that portion of the Master Portfolio for which it acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Expense Waivers and Reimbursements: The independent expenses of MIP II are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2021. Such contractual arrangement may not be terminated prior to May 1, 2021 without the consent of the Board of MIP II. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2020, the amount waived was $33,809.

With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. Prior to April 29, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2020, the amount waived was $33,729.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2020, the Master Portfolio paid BTC $36,082 for securities lending agent services.

48	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2020, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors/trustees. For the six months ended June 30, 2020, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$—	$3,219,751	$(235,272)

7.	PURCHASES AND SALES

For the six months ended June 30, 2020, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$4,494,025,309	$4,146,883,773
U.S. Government Securities	8,056,544	69,852,156

For the six months ended June 30, 2020, purchases and sales related to mortgage dollar rolls were $1,509,749,324 and $1,511,564,305, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2019. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,446,968,644

Gross unrealized appreciation	$91,785,807
Gross unrealized depreciation	(10,863,698)

Net unrealized appreciation (depreciation)	$80,922,109

9.	BANK BORROWINGS

MIP II, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements  (unaudited) (continued)

agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2020, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease the Master Portfolio’s ability to buy or sell bonds. As a result, the Master Portfolio may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If the Master Portfolio needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or ((iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Master Portfolio.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

50	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	51

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees of Master Investment Portfolio II (the “Master Portfolio”) met on April 16, 2020 (the “April Meeting”) and May 20-21, 2020 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Master Portfolio, on behalf of CoreAlpha Bond Master Portfolio (the “Master Fund”) and BlackRock Advisors, LLC (the “Manager”), the Master Portfolio’s investment advisor. The Board of Trustees of the Master Portfolio also considered the approval of the sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock Fund Advisors (“BFA”) and (2) the Manager and BlackRock International Limited (“BIL” and together with BFA, the “Sub-Advisors”), with respect to the Master Fund. BlackRock CoreAlpha Bond Fund (the “Feeder Fund”), a series of BlackRock Funds VI (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Advisory Agreement and the Sub-Advisory Agreements with respect to the Master Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; and (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of ten individuals, eight of whom were not “interested persons” of the Master Portfolio or the Feeder Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Feeder Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewals of the Agreements, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Master Fund and the Feeder Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Fund and the Feeder Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Master Fund’s and Feeder Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, applicable benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Fund and/or the Feeder Fund for services; (c) the Master Fund’s and/or the Feeder Fund’s operating expenses and how BlackRock allocates expenses to the Master Fund and the Feeder Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Master Fund’s and the Feeder Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Master Fund’s and the Feeder Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Feeder Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Fund and/or the Feeder Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding fees and expenses of the Master Fund and the Feeder Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Feeder Fund as compared with a peer group of funds (“ Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts,

52	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Fund and the Feeder Fund; (g) a summary of aggregate amounts paid by the Master Fund and/or the Feeder Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Master Fund’s and the Feeder Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting. Topics covered included: (a) the methodology for measuring estimated fund profitability; (b) economies of scale; (c) fund expenses and potential fee waivers; and (d) differences in services provided and management fees between open-end funds and other product channels.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Fund and the Feeder Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Fund and the Feeder Fund; (d) the Feeder Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Fund and the Feeder Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Feeder Fund. Throughout the year, the Board compared the Feeder Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Fund’s portfolio management team discussing the Master Fund’s performance and the Master Fund’s investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Fund and the Feeder Fund. BlackRock and its affiliates provide the Master Fund and the Feeder Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master Fund and the Feeder Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Fund and the Feeder Fund. In particular, BlackRock and its affiliates provide the Master Fund and the Feeder Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Master Fund and Feeder Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Fund and the Feeder Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Fund, the Feeder Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Fund and the Feeder Fund, as applicable. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Feeder Fund’s performance as of December 31, 2019, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Feeder Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Master Fund management to discuss, the performance of the Master Fund and the Feeder Fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS	53

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

The Board noted that for each of the one-, three- and five-year periods reported, the Feeder Fund ranked in the first quartile against its Performance Peers.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Fund and the Feeder Fund: The Board, including the Independent Board Members, reviewed the Master Fund’s contractual advisory fee rate compared with those of the Feeder Fund’s Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Feeder Fund’s total expense ratio, as well as the Master Fund’s actual advisory fee rate, to those of the Feeder Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Fund and the Feeder Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Master Fund and the Feeder Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2019 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Master Fund and the Feeder Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Fund’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the Feeder Fund’s total expense ratio each ranked in the first quartile, relative to the Master Fund’s/Feeder Fund’s Expense Peers, as applicable. The Board also noted that the Master Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master Fund increases above certain contractually specified levels. The Board noted that if the size of the Master Fund were to decrease, the Master Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Fund/Feeder Fund for certain other fees and expenses.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Fund and the Feeder Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Master Fund and the Feeder Fund benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Fund and the Feeder Fund to more fully participate in these economies of scale. The Board considered the Master Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Fund and the Feeder Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Fund and the Feeder Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Feeder Fund’s and/or the Master Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Feeder Fund.

Conclusion

The Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund, for a one-year term ending June 30, 2021, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Master Fund, for a one-year term ending June 30, 2021. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and

54	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Fund and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS	55

Trustee and Officer Information

Richard E. Cavanagh, Co-Chair of the Board and Trustee

Karen P. Robards, Co-Chair of the Board and Trustee

Michael J. Castellano, Trustee

Cynthia L. Egan, Trustee

Frank J. Fabozzi, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee

Catherine A. Lynch, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

Effective February 19, 2020, Henry Gabbay resigned as a Trustee of the Trust/MIP.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisers

BlackRock Fund Advisors

San Francisco, CA 94105

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trust/MIP II

100 Bellevue Parkway

Wilmington, DE 19809

56	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s/Master Portfolio’s Forms N-PORT are available on the SEC’s website at sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	57

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

58	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ARB	Airport Revenue Bonds

BBR	Bank Bill Rate

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

HIBOR	Hong Kong Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MXIBOR	Mexico Interbank Offered Rate

OTC	Over-the-Counter

RB	Revenue Bonds

S&P	Standard & Poor’s

SIBOR	Singapore Interbank Offered Rate

WIBOR	Warsaw Interbank Offered Rate

GLOSSARY OF TERMS USED IN THIS REPORT	59

Want to know more?

blackrock.com    |    800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

CAB-06/20-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Section 302 Certifications are attached

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Section 906 Certifications are attached

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds VI and Master Investment Portfolio II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: September 4, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: September 4, 2020

3